As filed with the U.S. Securities and Exchange Commission on February 25, 2025

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes.)

J.P. Morgan Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

277 Park Avenue, New York, New York 10172

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.,

277 Park Avenue,

New York, New York 10172

(Name and Address of Agent for Service)

Please send copies of all communications to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Anthony Zacharski, Esq. Allison M. Fumai, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, par value $0.001 per share, of JPMorgan International Hedged Equity Laddered Overlay ETF, JPMorgan Mortgage-Securities Backed ETF, and JPMorgan Fundamental Data Science Large Value ETF.

It is proposed that the filing will go effective on March 27, 2025 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Trust IV

277 Park Avenue

New York, NY 10172

[March] 27, 2025

Dear Shareholder:

You are receiving this Information Statement/Prospectus because you own shares in one or more of the following funds (each, a “Target Fund”):

•	JPMorgan International Hedged Equity Fund, a series of JPMorgan Trust IV
•	JPMorgan Mortgage-Backed Securities Fund, a series of JPMorgan Trust II
•	JPMorgan U.S. Applied Data Science Value Fund, a series of JPMorgan Trust I

Each Target Fund currently operates as an open-end mutual fund. These Target Funds will be reorganized into exchange-traded funds (“ETFs”) though the reorganization of each Target Fund into a newly-created ETF (each an “Acquiring Fund” and together with the Target Funds, the “Funds”). ETFs are structurally different from mutual funds in several important aspects:

•	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. An ETF will not issue multiple classes of shares.

•

A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.

•

A mutual fund will accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s net asset value (“NAV”). An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price.

Following the reorganizations, each Target Fund will be liquidated (each such reorganization and liquidation, a “Reorganization”). The Acquiring Funds will continue to be managed by J.P. Morgan Investment Management Inc. (“JPMIM”). Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies, substantially similar investment strategies, and similar investment risk profiles, except for the below changes:

•

For JPMorgan International Hedged Equity Fund, the ETF’s underlying equity portfolio will be managed in a substantially similar way, but the exchange-traded put and call options overlay strategy will be modified. Instead of buying the options at the beginning of the quarter and holding them for three months, the options will be “laddered” across the quarter so that normally the ETF will hold the options for three separate three-month periods. This “laddering” is designed to mitigate potential risk.

•

For JPMorgan Mortgage-Backed Securities Fund, the ETF will continue to be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.

•

For JPMorgan U.S. Applied Data Science Value Fund, the ETF will continue to be managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), the ETF will have a new 80% policy that will invest 80% in large, well established equity securities (companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index), while the mutual fund currently invests at least 80% in securities of U.S. large and mid-capitalization companies.

The mutual funds and ETFs, however, will have structurally different risk profiles.

The table below sets forth each of the Acquiring Funds and the anticipated schedule for each Reorganization:

Target Fund	Acquiring Fund	Expected Closing Date
JPMorgan International Hedged Equity Fund	JPMorgan International Hedged Equity Laddered Overlay ETF	July 11, 2025
JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF	June 27, 2025
JPMorgan U.S. Applied Data Science Value Fund	JPMorgan Fundamental Data Science Large Value ETF	July 11, 2025

Each Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation, a form of which is included as Appendix A to these materials. Each Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended.

In connection with a Reorganization, shareholders who hold their shares of a Target Fund through a brokerage account that can accept shares of an ETF will receive ETF shares of the corresponding Acquiring Fund equal in value to their investment in the Target Fund, including a cash payment in lieu of fractional shares of the corresponding Acquiring Fund, which cash payment may be taxable. As discussed further below, some shareholders may need to take additional action in order to receive shares of an Acquiring Fund in connection with a Reorganization. However, a Reorganization will not dilute the value of your investment.

We believe each Reorganization will provide multiple benefits for investors. These benefits include:

1)

Lower Expenses: Upon the closing of each Reorganization, total annual fund operating expenses of each Acquiring Fund are expected to be lower, and in many cases significantly lower, than the net expenses of each share class of its corresponding Target Fund after taking into consideration expense limitation agreements JPMIM has entered into with each Acquiring Fund for a term of at least three years from the date of each Reorganization, except with respect to Class R6 Shares of JPMorgan International Hedged Equity Fund. For Class R6 shareholders of the JPMorgan International Hedged Equity Fund, the ETF’s net expense ratio is higher than the net expense ratio for Class R6 Shares of the mutual fund because JPMIM has, since the Fund’s inception, waived fees in order to maintain Class R6’s net expense ratio at 0.35%. JPMIM has undertaken to maintain the Class R6 fee waiver through the closing date of the Reorganization, but has informed the Board that it is not planning to maintain the fee waiver past that date. Without the fee waiver, Class R6’s expense ratio is 0.58% as of October 31, 2024, which is higher than the ETF’s pro forma net expense ratio of 0.50%. After three years following the Reorganization, the fees and expenses of the Acquiring Fund may be higher than for those who held shares of the corresponding Target Fund’s Class R5 and Class R6 Shares prior to the Reorganization.

2)

Additional Trading Flexibility: Unlike mutual fund shares of a Target Fund, which can only be purchased or sold once per day based on the Target Fund’s NAV, shares of the Acquiring Funds can be purchased or sold throughout a trading day on an exchange based on market prices. This additional flexibility can give Acquiring Fund shareholders a greater ability to adjust their investment allocations based on developments that may occur throughout a trading day.

3)

Increased Transparency: As a shareholder of an Acquiring Fund, you will gain the benefit of full daily transparency into the underlying portfolio holdings of your Acquiring Fund. The Target Funds do not provide full daily transparency into their underlying portfolio holdings.

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4)

Enhanced Tax Efficiency: Reorganizing the JPMorgan International Hedged Equity Fund and the U.S. Applied Data Science Value Fund into JPMorgan International Hedged Equity Laddered Overlay ETF and Fundamental Data Science Large Value ETF, respectively, which generally expect to effect their creations and redemptions in-kind, has the potential to reduce capital gains distributions and improve tax efficiency. Because JPMorgan Mortgage-Backed Securities ETF generally expects to effect its creations and redemptions entirely or in part on a cash basis, it will not benefit from the enhanced tax efficiency of the ETF structure to the same extent as the other Acquiring Funds. The Reorganization should still provide some enhanced tax efficiency for the JPMorgan Mortgage-Backed Securities ETF, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure.

5)

Tax-Free Reorganization: Shareholders of a Target Fund generally will not recognize a taxable gain (or loss) for U.S. federal income tax purposes as a result of a Reorganization (except with respect to cash received, as explained in later sections of this document). It is expected, however, that JPMorgan U.S. Applied Data Science Value Fund will distribute significant capital gains to shareholders in taxable distributions prior to its Reorganization. This is because many existing shareholders are expected to redeem their shares as they are held in retirement plans that cannot accommodate ETFs. As a result, JPMorgan U.S. Applied Data Science Value Fund shareholders may be required to pay more taxes, or pay taxes sooner, than they would have been required to absent the U.S. Applied Data Science Value Reorganization.

We acknowledge, however, that the Reorganizations will subject investors to certain ETF-specific risks, including the risk that shares of an Acquiring Fund will trade at market prices that may be above (premium) or below (discount) the Acquiring Fund’s NAV or that the Acquiring Fund’s “authorized participants” will not engage in creation or redemption transactions, which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. Following the Reorganizations, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market that shareholders do not experience as shareholders of the Target Funds.

At a meeting held February 11-13, 2025, the Board of Trustees of each Target Fund, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Target Funds as that term is defined in the Investment Company Act of 1940), approved each Reorganization and determined, with respect to each Reorganization, that participation in the Reorganization is in the best interests of the Target Fund and the interests of existing shareholders of the Target Fund would not be diluted as a result of the Reorganization. No shareholder vote is required to complete the Reorganizations. We are not asking you for a proxy and you are requested not to send us a proxy.

Importantly, in order to receive shares of an Acquiring Fund as part of a Reorganization, you must hold your shares of a Target Fund through a brokerage account that can accept shares of an ETF (the corresponding Acquiring Fund). If you do not hold your shares of a Target Fund through that type of brokerage account, you will not receive shares of an Acquiring Fund as part of a Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares. The liquidation of your investment and return of cash may be subject to tax. It may take time for you to receive your cash. If you hold shares of a Target Fund through a fund direct individual retirement account and do not take action prior to the Reorganization, your Target Fund shares will be exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to the NAV of your Target Fund shares. Alternatively, if you hold your shares of a Target Fund through an account with a financial intermediary that is not able to hold shares of an Acquiring Fund, like many group retirement plans, your financial intermediary may transfer your investment in a Target Fund to a different investment option prior to a Reorganization. In some cases, this transfer may be subject to tax. Please consult with your financial intermediary for more information on the impact that a Reorganization will have on you and your investments.

If you do not currently hold your shares of a Target Fund through a brokerage account that can hold shares of an Acquiring Fund, please review the accompanying materials closely for additional actions that you must take to receive shares of an Acquiring Fund as part of a Reorganization. No further action is required for shareholders that hold shares of a Target Fund through a brokerage account that can hold shares of an Acquiring Fund.

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If you do not wish to participate in a Reorganization, you can exchange your Target Fund shares for shares of another J.P. Morgan mutual fund that is not participating in a Reorganization or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.

The accompanying Information Statement/Prospectus provides more information about the Reorganizations. Please carefully review the additional information provided in this document. If you have questions, please call 1-800-480-4111.

Sincerely,

Brian S. Shlissel

President

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Trust IV

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QUESTIONS AND ANSWERS

Shareholders should read this entire Information Statement/Prospectus carefully.

The following is a brief Q&A that will help explain the Reorganizations (as defined below), including the reasons for the Reorganizations. A more detailed discussion of the Reorganizations follows this section.

Q.  What is happening to my investment? Why am I receiving an Information Statement/Prospectus?

A. You are receiving this Information Statement/Prospectus because you own shares in one or more of the following funds: JPMorgan International Hedged Equity Fund, JPMorgan Mortgage-Backed Securities Fund, and JPMorgan U.S. Applied Data Science Value Fund (each, a “Target Fund”).

Each Target Fund currently operates as an open-end mutual fund. These Target Funds will be reorganized into exchange-traded funds (“ETFs”) though the reorganization of each Target Fund into a newly-created ETF (each an “Acquiring Fund” and together with the Target Funds, the “Funds”). Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, except for the changes discussed in the section entitled “How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?” Following the reorganizations, each Target Fund will be liquidated (each such reorganization and liquidation, a “Reorganization”). The chart below lists the name of each Target Fund and its corresponding Acquiring Fund:

Target Fund	Acquiring Fund

JPMorgan International Hedged Equity Fund	JPMorgan International Hedged Equity Laddered Overlay ETF

JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF

JPMorgan U.S. Applied Data Science Value Fund	JPMorgan Fundamental Data Science Large Value ETF

Each Reorganization will be accomplished in accordance with its respective Agreement and Plan of Reorganization and Liquidation (each, a “Plan”). Each Plan provides for the transfer of all of the assets and liabilities of a Target Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which the shareholder is entitled (including cash in lieu of fractional shares of the Acquiring Fund) in complete liquidation of the Target Fund, except as noted below.

If you remain a shareholder of a Target Fund on the Closing Date (as defined below) of a Reorganization, you will receive shares of the corresponding Acquiring Fund and, in some cases, cash that combined with the shares have the same value as your shares of the Target Fund on that date. Shares of the Acquiring Funds are not issued in fractional shares, so cash will be paid to some shareholders in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable. If you do not hold your shares of a Target Fund through a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares. The liquidation of your investment and return of cash may be taxable. If you hold your shares of a Target Fund through a fund direct individual retirement account (“IRA”) and do not take action prior to the Reorganization, your Target Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of your Target Fund shares.

Q. What are the differences between an ETF and a mutual fund?

A. ETFs are structurally different from mutual funds in several important aspects:

•	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. An ETF will not issue multiple classes of shares.

i

•

A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.

•

A mutual fund will accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s NAV. An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price.

As a result of these structural differences, there are certain benefits associated with the ETF structure, such as secondary market liquidity, increased transparency, and the potential for increased tax efficiency. There are, however, certain risks associated with the ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. Following the Reorganizations, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market that shareholders do not experience as shareholders of the Target Funds.

Q.  Has the Board of Trustees of each Target Fund approved the Reorganizations?

A.  Yes. The Board of Trustees of each Target Fund (collectively, the “Target Funds Board”) approved its applicable Reorganization at a meeting held February 11-13, 2025, following an initial presentation by JPMIM in November 2024. The Target Funds Board, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Target Funds as defined in the Investment Company Act of 1940 (the “1940 Act”)), determined that, for each Target Fund, the participation in the Reorganization is in the best interests of the Target Fund and that the interests of existing Target Fund’s shareholders will not be diluted as a result of the Reorganization.

Q.  What information did the Target Funds Board consider when evaluating the Reorganizations?

A.  The Target Funds Board considered the Reorganizations proposed by JPMIM and approved each Plan with respect to each Target Fund. In considering each Plan, the Target Funds Board requested and received detailed information from the officers of the Target Fund Trusts, and representatives of JPMIM, regarding the Reorganizations, including: (1) the investment objectives, investment strategies, and fundamental investment policies of each Target Fund and the corresponding Acquiring Fund; (2) a comparison of the fees and expenses of the Funds; (3) the proposed plans for ongoing management, distribution, and operation of the Acquiring Funds; (4) the management and business of JPMIM and its affiliates; (5) the impact of the Reorganizations on the Target Funds and shareholders of the Target Funds, including different subsets of Target Fund shareholders; and (6) the specific terms of the Plan.

Q. Why are the Reorganizations occurring?

A. Each Target Fund’s investment adviser, J.P. Morgan Investment Management Inc. (“JPMIM”), proposed that the Target Fund be reorganized into its corresponding Acquiring Fund because of certain benefits associated with the ETF structure, which JPMIM believes will better serve the interests of Target Fund shareholders. As discussed in more detail below, these shareholder benefits include lower expenses, additional trading flexibility, increased transparency and the potential for enhanced tax efficiency.

Q. How will the Reorganizations affect me as a shareholder?

A.  If your Reorganization is consummated, you will cease to be a shareholder of a Target Fund. In order to receive shares of an Acquiring Fund as part of a Reorganization, you must hold your shares of a Target Fund through a brokerage account that can accept shares of an ETF (the corresponding Acquiring Fund) on the Closing Date of the Reorganization. If you hold your shares of a Target Fund through a brokerage account that can accept shares of an ETF on the Closing Date of the Reorganization, you will automatically become a shareholder of the Acquiring Fund.

As described in more detail above, upon completion of your Reorganization, you will receive shares of an Acquiring Fund and, in some cases, cash having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned on the Closing Date of the Reorganization. Shares of the Acquiring Funds are not issued in fractional shares. As a result, cash will be paid to shareholders in lieu of fractional shares, which may be taxable.

Q.  What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of the Reorganizations?

The following account types cannot hold shares of ETFs:

•

Non-Accommodating Brokerage Accounts. If you hold your shares of a Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

•

Non-Accommodating Retirement Accounts. If you hold your shares of a Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the applicable Reorganization or, if applicable, your financial intermediary may transfer your investment in a Fund to a different investment option prior to the Reorganization.

•

Fund Direct Accounts. If you hold your shares of a Target Fund in an account directly with the Target Fund at its transfer agent, SS&C GIDS, Inc. (formerly, DST Asset Manager Solutions, Inc.) (a “fund direct account”), you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the corresponding Acquiring Fund prior to the Reorganization. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

•

Fund Direct IRA. If you hold your shares of a Target Fund through a fund direct IRA and do not take action to transfer your investment in a Target Fund to a different investment option prior to the Reorganization, your Target Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of your Target Fund shares.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

If you do not currently hold your shares of a Target Fund through a brokerage account that can hold shares of an Acquiring Fund, please see the information below for additional actions that you must take to receive shares of an Acquiring Fund as part of a Reorganization. No further action is required for shareholders that hold shares of a Target Fund through a brokerage account that can hold shares of an Acquiring Fund.

If you are unsure about the ability of your account to accept shares of an Acquiring Fund, please call 1-800-480-4111 or contact your financial advisor or other financial intermediary.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold in the secondary market. Shares of JPMorgan International Hedged Equity Laddered Overlay ETF will be listed for trading on July 14, 2025. Shares of JPMorgan Mortgage-Backed Securities ETF will be listed for trading on June 30, 2025. Shares of JPMorgan Fundamental Data Science Large Value ETF will be listed for trading on July 14, 2025. Shares of the Acquiring Funds may also be traded on other national securities exchanges, electronic crossing networks, and other alternative trading systems. Should you decide to purchase or sell shares of an Acquiring Fund after a Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Because each Acquiring Fund’s shares trade at market prices rather than at NAV, an Acquiring Fund’s shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. As with all transactions for ETFs, your broker may charge a commission for purchase and sale transactions.

Q. How do I transfer my Target Fund shares from a fund direct account to a brokerage account that will accept Acquiring Fund shares?

A. Transferring your shares from a fund direct account to a brokerage account that can accept shares of an Acquiring Fund should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with a Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF, such as an Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Target Fund. Your broker will require your account number with the Target Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q. How do I transfer my Target Fund shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?

A. The broker where you hold your Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q. Am I Being Asked to Vote on the Reorganizations?

A. No. Shareholders of the Target Funds are not required to approve the Reorganizations under state or federal law, the 1940 Act, or the organizational documents governing the Target Funds. We are not asking you for a proxy and you are requested not to send us a proxy.

Q. Will the Reorganizations affect the way my investments are managed?

A. No. JPMIM is the investment adviser to each of the Target Funds and will continue to serve as the investment adviser to each of the Acquiring Funds. The same individuals currently responsible for the day-to-day portfolio management of each Target Fund will continue to be responsible for the day-to-day portfolio management of its corresponding Acquiring Fund. Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, except for the changes discussed in the section entitled “How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?”

Q. Will the fees and expenses of the Acquiring Funds be lower than the fees and expenses of the Target Funds?

A. Yes, except with respect to Class R6 Shares of JPMorgan International Hedged Equity Fund. Following the Reorganizations, each Acquiring Fund is expected to have a lower net expense ratio than each share class of its corresponding Target Fund after taking into consideration fees waived and/or expenses reimbursed pursuant to expense limitation agreements agreed to by JPMIM, except with respect to Class R6 Shares of JPMorgan International Hedged Equity Fund. For Class R6 shareholders of the JPMorgan International Hedged Equity Fund, the Acquiring Fund’s net expense ratio is higher than the net expense ratio for Class R6 Shares of the mutual fund because JPMIM has, since the Fund’s inception, waived fees in order to maintain Class R6’s net expense ratio at 0.35%. JPMIM has undertaken to maintain the Class R6 fee waiver through the closing date of the Reorganization, but has informed the Board that it is not planning to maintain the fee waiver past that date. Without the fee waiver, Class R6’s expense ratio is 0.58% as of October 31, 2024, which is higher than the ETF’s pro forma net expense ratio of 0.50%. After three years. The Acquiring Funds’ expense limitation agreements will remain in effect for at least three years from the effective date of each Reorganization. After the initial three-year period following the effective date of each Reorganization, each Acquiring Fund has the potential to benefit from lower gross expenses as compared to its corresponding Target Fund, although the fees and expenses of the Acquiring Fund may also be higher than for those who held shares of the corresponding Target Fund’s Class R5 and R6 Shares prior to the Reorganization.

More information on the effects of the potential expense reductions is available in the Information Statement/Prospectus.

Q. Are there other benefits that I will experience as a shareholder of an Acquiring Fund?

A. Yes. In addition to lower expenses, as a shareholder of an Acquiring Fund you will also benefit from additional trading flexibility, increased transparency, and the potential for enhanced tax efficiency.

•

Additional Trading Flexibility. As a shareholder of a Target Fund you can only purchase or redeem your shares of the Target Fund at a price based on the Target Fund’s NAV that is next calculated after your order is received by the Target Fund. This NAV is calculated once per business day. As a shareholder of an Acquiring Fund, however, you will be able to purchase and sell shares of the Acquiring Fund throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV. This intraday liquidity will give you the opportunity to act on purchase and sale decisions immediately, rather than waiting to transact at the Acquiring Fund’s NAV.

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Increased Transparency. Currently, the Target Funds only provide periodic disclosure of their complete portfolio holdings. Following the Reorganizations, however, each Acquiring Fund will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Funds, will be found on each Acquiring Fund’s website at jpmorganfunds.com.

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Enhanced Tax Efficiency. Shareholders of the JPMorgan International Hedged Equity Fund and JPMorgan U.S. Applied Data Science Value Fund also are expected to benefit from the potential for greater tax efficiency with the ETF structure. While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind, which generally allows shareholders of an ETF to defer the realization of capital gains as the result of the ETF’s portfolio transactions. In contrast, when portfolio securities are sold by a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund. JPMorgan Mortgage-Backed Securities ETF generally expects to effect its creations and redemptions entirely or in part on a cash basis, unlike the other Acquiring Funds, which generally expect to effect their creations and redemptions in-kind. Accordingly, JPMorgan Mortgage-Backed Securities ETF will not benefit from the enhanced tax efficiency of the ETF structure to the same extent as the other Acquiring Funds. The Reorganization should still provide some enhanced tax efficiency for JPMorgan Mortgage-Backed Securities ETF, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. Capital gains from securities sales by the Target Funds prior to the Reorganizations may be distributed either (i) by the Target Funds prior to the Reorganizations or (ii) by the Acquiring Funds after the Reorganizations.

Q.  Will I be subject to comparable investment risks as a shareholder of an Acquiring Fund?

A.  Yes. As noted above, each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, except for the changes discussed in the section entitled “How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?” Therefore, the Acquiring Funds will be subject to similar investment risks as their corresponding Target Funds.

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For additional discussion of these and other risk factors, please see the section entitled “Description of Investment Risks.”

Q. Will I be subject to additional ETF-specific structural risks as a shareholder of an Acquiring Fund?

A. As a shareholder of an Acquiring Fund, you will be subject to risks related to the Acquiring Fund’s ETF structure. For example, you will be subject to the risk that shares of your Acquiring Fund will trade at market prices that are above (premium) or below (discount) the Acquiring Fund’s NAV. You will also be subject to the risk that your Acquiring Fund’s “authorized participants,” which are the only entities that are permitted to engage in creation or redemption transactions directly with an Acquiring Fund, do not engage in such transactions, which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. Additionally, following the Reorganizations, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market that shareholders do not experience as shareholders of the Target Funds.

For additional discussion of these and other risk factors, please see the section entitled “Description of Structural Risks.”

Q. Is there anything else that will be different once I am a shareholder of an Acquiring Fund?

A. Yes. As a shareholder of a Target Fund, you can only purchase or redeem your shares of the Target Fund at a price based on the Target Fund’s NAV that is next calculated after your order is received by the Target Fund, subject to any applicable sales charges and fees.

Individual Acquiring Fund shares may only be purchased and sold on the secondary market through a broker at market prices. When you buy or sell shares of an Acquiring Fund through a broker, you may incur a brokerage commission or other charges imposed by the broker.

In addition, each of the Target Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio, but with different availability and eligibility criteria, sales charges, expenses, dividends and distributions. In contrast, the Acquiring Funds, by virtue of operating in an ETF structure, will not issue multiple classes of shares. Unlike shareholders of a Target Fund, shareholders of an Acquiring Fund will not own a particular class of shares.

Q. Will the Target Funds or Acquiring Funds charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganizations?

A. No. Neither the Target Funds nor the Acquiring Funds will charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganizations.

Q. When are the Reorganizations expected to occur?

A. JPMIM anticipates that the Reorganizations will occur after the close of trading on the following dates (each, a “Closing Date”):

Target Fund	Acquiring Fund	Expected Closing Date

JPMorgan International Hedged Equity Fund	JPMorgan International Hedged Equity Laddered Overlay ETF	July 11, 2025

JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF	June 27, 2025

JPMorgan U.S. Applied Data Science Value Fund	JPMorgan Fundamental Data Science Large Value ETF	July 11, 2025

A Closing Date may be delayed. The Target Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

Q. Who will pay the costs in connection with the Reorganizations?

A. JPMIM will pay for the costs incurred by the Funds associated with the Reorganizations (including the legal costs associated with the Reorganizations) by waiving fees or reimbursing expenses to offset the costs incurred by the Target Funds and Acquiring Funds associated with the Reorganizations, including any brokerage fees and expenses incurred by the Funds related to the disposition and acquisition of assets as part of a Reorganization. JPMIM will pay for these costs, pursuant to the Plan, whether or not the Reorganizations are consummated. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be covered by JPMIM.

Q. Will the Reorganizations result in any federal tax liability to me?

A. The Reorganizations are intended to be treated as tax-free reorganizations for U.S. federal income tax purposes. If the Reorganizations qualify for tax-free treatment, Target Fund shareholders would recognize no gain or loss for U.S. federal income tax purposes upon the exchange of Target Fund shares for Acquiring Fund shares pursuant to the Reorganizations (except with respect to cash received, if any). Capital gains from securities sales by the Target Funds prior to the Reorganizations may be (and with respect to the Reorganization of JPMorgan U.S. Applied Data Science Value Fund, are expected to be) distributed by the Target Funds prior to the Reorganizations or by the Acquiring Funds after the Reorganizations. JPMorgan U.S. Applied Data Science Value Fund is expected to realize significant capital gains, currently estimated to represent approximately 9.1%-11.7% of the NAV of JPMorgan U.S. Applied Data Science Value Fund, in connection with its Reorganization because a significant portion of existing shareholders are expected to redeem their shares as they are held in retirement plans that cannot accommodate ETFs. Although we have calculated an estimate of the impact of the capital gains caused by shareholder redemptions, the actual impact will change based on various factors, including the amount of the redemptions, market conditions and portfolio turnover and may be more or less than the estimates. As a result, it is expected to be necessary for JPMorgan U.S. Applied Data Science Value Fund to distribute some or all of these gains to shareholders in taxable distributions prior to its Reorganization (which would be in addition to any distributions necessitated by portfolio turnover prior to its Reorganization). As a result, these shareholders may be required to pay more taxes, or pay taxes sooner, than they would have been required to absent the U.S. Applied Data Science Value Reorganization.

Different tax considerations apply to you if you hold your shares of a Target Fund through a fund direct IRA and exchange your Target Fund shares for Morgan Shares of JPMorgan U.S. Government Money Market Fund. If you hold your shares in a taxable account, redemption of your Target Fund shares will be a taxable event, and you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Shareholders should consult their tax advisors about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.

Q. Can I purchase, redeem, or exchange shares of a Target Fund before the Reorganization takes place?

A. Yes. Purchase orders, exchange orders, and redemption orders must be received by the Target Funds by the dates indicated below:

Target Fund	Final Date to Purchase Target Fund Shares or Exchange Shares of Another J.P. Morgan Mutual Fund for Target Fund Shares	Final Date to Redeem Target Fund Shares or Exchange Target Fund Shares for Shares of Another J.P. Morgan Mutual Fund

JPMorgan International Hedged Equity Fund	July 9, 2025	July 10, 2025

JPMorgan Mortgage-Backed Securities Fund	June 25, 2025	June 26, 2025

JPMorgan U.S. Applied Data Science Value Fund	July 9, 2025	July 10, 2025

These dates may change if the Closing Date of a Reorganization changes. Any changes to a Closing Date of a Reorganization will be communicated to shareholders.

If you do not want to receive shares of an Acquiring Fund in connection with a Reorganization, you can exchange your Target Fund shares for shares of another J.P. Morgan mutual fund that is not participating in a Reorganization or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. If you hold your shares in a taxable account, redemption of your Target Fund shares will be a taxable event, and you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q. Whom do I contact for further information?

A. If you have questions, please call 1-800-480-4111. You can also find information online at www.jpmorganfunds.com.

Important additional information about the Reorganizations is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

INFORMATION STATEMENT/PROSPECTUS

Dated [March] 27, 2025

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Trust IV

277 Park Avenue

New York, NY 10172

This Information Statement/Prospectus is being furnished to shareholders of certain series (each, a “Target Fund”) of JPMorgan Trust I (“Trust I”), JPMorgan Trust II (“Trust II”), and JPMorgan Trust IV (“Trust IV” and collectively with Trust I and Trust II, the “Target Fund Trusts”) to inform them of a plan to reorganize each Target Fund into an exchange-traded fund (“ETF”), which will continue to be managed by JPMIM.

Each Target Fund will be reorganized into a newly-created ETF (each, an “Acquiring Fund” and together with the Target Funds, the “Funds”) that is a series of J.P. Morgan Exchange-Traded Fund Trust (the “ETF Trust” and together with the Target Fund Trusts, the “Trusts”), and each Target Fund will subsequently be liquidated (each such reorganization and liquidation, a “Reorganization”). The Reorganizations are set forth in the table below.

Reorganization	Target Fund	Acquiring Fund
International Hedged Equity Reorganization	JPMorgan International Hedged Equity Fund	JPMorgan International Hedged Equity Laddered Overlay ETF
Mortgage-Backed Securities Reorganization	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF
U.S. Applied Data Science Reorganization	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan Fundamental Data Science Large Value ETF

At a meeting held February 11-13, 2025, the Board of Trustees of each Target Fund (collectively, the “Target Funds Board”) approved the applicable Reorganization. The Target Funds Board, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Target Funds as defined in the Investment Company Act of 1940 (the “1940 Act”)), determined that, for each Target Fund, participation in the Reorganization is in the best interests of the Target Fund and that the interests of existing Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Target Funds Board and the Board of Trustees of each Acquiring Fund (the “Acquiring Funds Board”) are comprised of the same individuals.

Each Reorganization will be accomplished in accordance with its respective Agreement and Plan of Reorganization and Liquidation (each, a “Plan”). Each Plan provides for the transfer of all of the assets and liabilities of a Target Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which the shareholder is entitled (including cash in lieu of fractional shares of the Acquiring Fund) in complete liquidation of the Target Fund, except as noted below. A copy of the form of the Plan pertaining to the Reorganizations is included as Appendix A to this Information Statement/Prospectus.

For federal income tax purposes, each Reorganization is intended to be structured as a tax-free transaction for the Target Fund, the Acquiring Fund, and the shareholders of the Target Fund. If you remain a shareholder of a Target Fund on the Closing Date (as defined below) of a Reorganization, you will receive shares of the corresponding Acquiring Fund and, in some cases, cash that combined with the shares have the same value as your shares of the Target Fund on that date. Since shares of the Acquiring Funds are not issued in fractional shares, cash will be paid to shareholders in lieu of fractional shares of an Acquiring Fund, which may be taxable. If you do not hold your shares of a Target Fund through a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing

Date of the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares. If you hold shares of a Target Fund through a fund direct individual retirement account (“IRA”) and do not take action prior to the Reorganization, your Target Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of your Target Fund shares. Alternatively, if you hold your shares of a Target Fund through an account with a financial intermediary that is not able to hold shares of an Acquiring Fund, like many group retirement plans, your financial intermediary may transfer your investment in a Target Fund to a different investment option prior to the Reorganization. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT EXCEPT TO CHECK FOR WHETHER YOU HAVE A BROKERAGE ACCOUNT THAT CAN ACCEPT SHARES OF AN ETF.

WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, except for the changes discussed in the section entitled “How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?” The principal executive offices of each Target Fund Trust and the ETF Trust are located at 277 Park Avenue, New York, NY 10172.

Shares of JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Mortgage-Backed Securities ETF will be listed for trading on NYSE Arca, Inc. Shares of JPMorgan Fundamental Data Science Large Value ETF will be listed for trading on Cboe BZX Exchange, Inc.

The Reorganizations are anticipated to occur after the close of trading on the following dates (each, a “Closing Date”):

Reorganization	Expected Closing Date
International Hedged Equity Reorganization	July 11, 2025
Mortgage-Backed Securities Reorganization	June 27, 2025
U.S. Applied Data Science Reorganization	July 11, 2025

A Closing Date may be delayed. The Target Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

In preparation for the closing of each Reorganization, purchase orders, exchange orders, and redemption orders must be received by the Target Funds by the dates indicated below:

Target Fund	Final Date to Purchase Target Fund Shares or Exchange Shares of Another J.P. Morgan Mutual Fund for Target Fund Shares	Final Date to Redeem Target Fund Shares or Exchange Target Fund Shares for Shares of Another J.P. Morgan Mutual Fund

JPMorgan International Hedged Equity Fund	July 9, 2025	July 10, 2025

JPMorgan Mortgage-Backed Securities Fund	June 25, 2025	June 26, 2025

JPMorgan U.S. Applied Data Science Value Fund	July 9, 2025	July 10, 2025

These dates may change if the Closing Date of a Reorganization changes. Any changes to a Closing Date of a Reorganization will be communicated to shareholders.

Any shares of a Target Fund that you hold after the final redemption dates listed above will be reorganized into shares of the corresponding Acquiring Fund as a result of the Reorganization.

The Acquiring Funds are expected to begin trading on the following dates:

Acquiring Fund	Expected First Date for Trading
JPMorgan International Hedged Equity Laddered Overlay ETF	July 14, 2025
JPMorgan Mortgage-Backed Securities ETF	June 30, 2025
JPMorgan Fundamental Data Science Large Value ETF	July 14, 2025

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing. This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the ETF Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended, does not include certain information contained elsewhere in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.

A statement of additional information relating to this Information Statement/Prospectus and the proposed Reorganizations (the “Statement of Additional Information”), dated [March] 27, 2025, is available upon request and without charge by contacting the Funds. This Statement of Additional Information also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus.

The following additional materials are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus.

•

Target Fund prospectus dated March 1, 2024, for JPMorgan International Hedged Equity Fund (Class A, Class C, Class I, and Class R6 Shares), which is on file with the SEC (File No. 811-23117) (Accession No. 0001193125-24-042284);

•

Target Fund prospectuses dated July 1, 2024, for JPMorgan Mortgage-Backed Securities Fund (Class A, Class C, Class I, and Class R6 Shares), which are on file with the SEC (File No. 811-4236) (Accession No. 0001193125-24-165740);

•

Target Fund prospectuses dated November 1, 2024 for JPMorgan U.S. Applied Data Science Value Fund (Class A, Class C, Class I, Class R2, and Class  R6 Shares), which are on file with the SEC (File No.  811-21295) (Accession No. 0001193125-24-243869);

•

Acquiring Fund prospectus dated February 21, 2025, for JPMorgan International Hedged Equity Laddered Overlay ETF, which is on file with the SEC (File No. 811-22903) (Accession No. 0001193125-25-032035);

•	Acquiring Fund prospectus dated February 21, 2025, for JPMorgan Mortgage-Backed Securities ETF, which is on file with the SEC (File No. 811-22903) (Accession No. 0001193125-25-032035); and

•	Acquiring Fund prospectus dated February 21, 2025, for JPMorgan Fundamental Data Science Large Value ETF, which is on file with the SEC (File No. 811-22903) (Accession No. 0001193125-25-032035).

The Target Funds can be reached by calling 1-800-480-4111 or by writing to:

J.P. Morgan Funds Services

P.O. Box 219143

Kansas City, MO 64121-9143

The Target Funds’ prospectuses, statements of additional information, annual reports, semi-annual reports, and financial statements and other information filed with the SEC on Form N-CSR where applicable, are available at https://am.jpmorgan.com/us/en/asset-management/adv/products/fund-documents.

You may request free copies of the Target Funds’ prospectuses and statements of additional information (including any supplement thereto), the Acquiring Funds’ prospectuses and statements of additional information, and the Statement of Additional Information by calling collect at 1-800-480-4111, or by writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143.

A copy of each applicable Acquiring Fund prospectus accompanies this Information Statement/Prospectus.

You may also request free copies of the Acquiring Funds’ prospectuses and statements of additional information and the Statement of Additional Information by calling collect at 1-844-457-6383, or by writing to J.P. Morgan Exchange-Traded Funds, 277 Park Avenue New York, New York 10172.

Because the Acquiring Funds have not yet commenced operations, no shareholder reports are available for them.

All available materials have been filed with the SEC.

Each Fund also files proxy materials, information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be obtained electronically from the EDGAR database on the SEC’s Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

This Information Statement/Prospectus dated [March] 27, 2025, is expected to be mailed to shareholders of the Target Funds on or about [April 1], 2025.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganizations, a form of which is attached to this Information Statement/Prospectus in Appendix A, and the applicable Acquiring Fund prospectus(es), which accompanies this Information Statement/Prospectus. For purposes of this Information Statement/Prospectus, the terms “shareholder”, “you”, and “your” refer to shareholders of the Target Funds.

What is happening to the Target Funds?

Each Target Fund currently operates as an open-end mutual fund. These Target Funds will be reorganized into ETFs through the reorganization of each Target Fund into a newly-created corresponding Acquiring Fund. Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, except for the changes discussed in the section entitled “How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?” Each reorganization of a Target Fund into its corresponding Acquiring Fund, along with the subsequent liquidation of each Target Fund, is referred to in this Information Statement/Prospectus as a “Reorganization,” and each Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and Liquidation (a “Plan”). For reference purposes, the identification of each Reorganization, Target Fund and corresponding Acquiring Fund is listed in the chart below.

Reorganizations	Target Fund	Acquiring Fund
International Hedged Equity Reorganization	JPMorgan International Hedged Equity Fund	JPMorgan International Hedged Equity Laddered Overlay ETF
Mortgage-Backed Securities Reorganization	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF
U.S. Applied Data Science Reorganization	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan Fundamental Data Science Large Value ETF

Shares of JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Mortgage-Backed Securities ETF will be listed for trading on NYSE Arca, Inc. Shares of JPMorgan Fundamental Data Science Large Value ETF will be listed for trading on Cboe BZX Exchange, Inc.

How will the Reorganizations be implemented?

Each Plan provides for the transfer of all of the assets and liabilities of a Target Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate net asset value of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which the shareholder is entitled (including cash in lieu of fractional shares of the Acquiring Fund) in complete liquidation of the Target Fund, except as noted below.

Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account. If a shareholder does not hold their shares of a Target Fund through a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization, the shareholder will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, the shareholder’s investment will be liquidated and the shareholder will receive cash equal in value to the NAV of their Target Fund shares. If a shareholder holds shares of a Target Fund through a fund direct IRA, the shareholder’s Target Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of the shareholder’s Target Fund shares unless the shareholder provides alternative direction prior to the Reorganization. Alternatively, if a shareholder holds their shares of a Target Fund through an account with a financial intermediary that is not able to hold shares of an Acquiring Fund, like many group retirement plans, a financial intermediary may transfer the shareholder’s investment in a Target Fund to a different investment option prior to the Reorganization. In some cases, this transfer may be subject to fees and expenses and may also be subject to tax. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash.

After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. As a result of a Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur after the close of business on the Closing Date of the Reorganization, which is the specific date on which the Reorganization takes place. The expected Closing Dates of each Reorganization are indicated below:

Reorganization	Expected Closing Date
International Hedged Equity Reorganization	July 11, 2025
Mortgage-Backed Securities Reorganization	June 27, 2025
U.S. Applied Data Science Reorganization	July 11, 2025

A Closing Date may be delayed. The Target Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

Why are the Reorganizations happening and did the Board approve the Reorganizations?

After consideration of all relevant factors, including the potential impact of the Reorganizations on different subsets of the Target Funds’ shareholders, each Target Fund’s investment adviser, J.P. Morgan Investment Management Inc. (“JPMIM”), proposed to the Target Funds Board that each Target Fund be reorganized into its corresponding Acquiring Fund because of certain benefits associated with the ETF structure, which JPMIM believes will better serve the interests of Target Fund shareholders. As discussed in more detail below, these benefits include lower expenses, additional trading flexibility, increased transparency, and the potential for enhanced tax efficiency.

Current shareholders of each class of the Target Funds are expected to benefit directly from the reduced net expense ratio of each corresponding Acquiring Fund, with the exception of Class R6 shareholders of the JPMorgan International Hedged Equity Fund. For Class R6 shareholders of the JPMorgan International Hedged Equity Fund, the ETF’s net expense ratio is higher than the net expense ratio for Class R6 Shares of the mutual fund because JPMIM has, since the Fund’s inception, waived fees in order to maintain Class R6’s net expense ratio at 0.35%. JPMIM has undertaken to maintain the Class R6 fee waiver through the closing date of the Reorganization, but has informed the Board that it is not planning to maintain the fee waiver past that date. Without the fee waiver, Class R6’s expense ratio is 0.58% as of October 31, 2024, which is higher than the ETF’s pro forma net expense ratio of 0.50%.

In addition, current shareholders of each class of the JPMorgan International Hedged Equity Fund and JPMorgan U.S. Applied Data Science Value Fund also are expected to benefit from the potential for greater cash efficiency with the ETF structure. ETFs typically do not have to maintain as large cash positions or sell as many securities to meet redemption requests. Accordingly, the JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Fundamental Data Science Large Value ETF may operate with less cash and incur lower transaction costs than its respective corresponding Target Fund. Because it is anticipated that JPMorgan Mortgage-Backed Securities ETF may create and redeem entirely or in part on a cash basis, it is expected to maintain cash positions similar to JPMorgan Mortgage-Backed Securities Fund.

Current shareholders of each class of the JPMorgan International Hedged Equity Fund and JPMorgan U.S. Applied Data Science Value Fund also are expected to benefit from the potential for greater tax efficiency with the ETF structure with respect to the management of capital gains distributions. In connection with its Reorganization, however, JPMorgan U.S. Applied Data Science Value Fund is expected to realize significant capital gains, currently estimated to represent approximately 9.1%-11.7% of the NAV of JPMorgan U.S. Applied Data Science Value Fund, because a significant portion of existing shareholders will redeem their shares as they are held in retirement plans that cannot accommodate ETFs. Although we have calculated an estimate of the impact of the capital gains caused by shareholder redemptions, the actual impact will change based on various factors, including the amount of the redemptions, market conditions and portfolio turnover and may be more or less than the estimates. As a result, it is expected to be necessary for JPMorgan U.S. Applied Data Science Value Fund to distribute some or all of these gains to shareholders in taxable distributions prior to its Reorganization (which would be in addition to any distributions necessitated by portfolio turnover prior to its Reorganization). As a result, these shareholders may be required to pay more taxes, or pay taxes sooner, than they would have been required to absent the U.S. Applied Data Science Value Reorganization.

The JPMorgan Mortgage-Backed Securities ETF will not benefit from the enhanced tax efficiency of the ETF structure to the same extent as the other Acquiring Funds, though the Reorganization should still provide some enhanced tax efficiency for JPMorgan Mortgage-Backed Securities ETF, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allow ETFs to acquire securities in-kind and redeem securities in-kind, which generally allows shareholders of an ETF to defer the realization of capital gains as the result of the ETF’s portfolio transactions. The JPMorgan Mortgage-Backed Securities ETF generally expects to effect its creations and redemptions entirely or in part on a cash basis, unlike the other Acquiring Funds, which generally expect to effect their creations and redemptions in-kind.

Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, except for the changes discussed in the section entitled “How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?” The Acquiring Funds, however, will have the benefits of operating in the ETF structure, in addition to being exposed to certain ETF-specific risks. JPMIM will continue as the investment adviser of each Acquiring Fund after the Reorganization and no change in portfolio managers will result from the Reorganization. As shareholders of ETFs following the Reorganizations, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market that the shareholders do not experience as shareholders of the Target Funds. However, shareholders of ETFs after the Reorganizations will not bear expenses specific to mutual funds, including sales charges applicable to certain shareholders of the Target Funds.

The Target Funds Board, including all of the Target Funds Board’s Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (together, the “Independent Trustees”), determined that, with respect to each Reorganization, participation in the Reorganization is in the best interests of the Target Fund and the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. The Target Funds Board made this determination based on various factors that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganizations.”

How will the Reorganizations affect me?

When your Reorganization is consummated, you will cease to be a shareholder of a Target Fund and will become a shareholder of the Acquiring Fund. As described in more detail above, upon completion of your Reorganization, you will receive shares of an Acquiring Fund and in certain cases, cash, having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned on the Closing Date of the Reorganization. Shares of the Acquiring Funds are not issued in fractional shares. As a result, cash will be paid to shareholders in lieu of fractional shares, which may be taxable.

However, in order to receive shares of an Acquiring Fund as part of a Reorganization, you must hold your shares of a Target Fund through a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization. If you do not currently hold your shares of a Target Fund through a brokerage account that can hold shares of an Acquiring Fund, please see the separate Q&A that accompanies this Information Statement/Prospectus, for additional actions that you must take to receive shares of an Acquiring Fund as part of a Reorganization. No further action is required for shareholders that hold shares of a Target Fund through a brokerage account that can hold shares of an Acquiring Fund.

In addition, after the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold in the secondary market. Should you decide to purchase or sell shares of an Acquiring Fund after a Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Because each Acquiring Fund’s shares trade at market prices rather than at NAV, an Acquiring Fund’s shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions.

In addition, each of the Target Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio, but with different availability and eligibility criteria, sales charges, expenses, dividends and distributions. In contrast, the Acquiring Funds, by virtue of operating in an ETF structure, will not issue multiple classes of shares. Unlike shareholders of a Target Fund, shareholders of an Acquiring Fund will not own a particular class of shares.

Who will bear the costs associated with the Reorganizations?

JPMIM will pay for the costs incurred by the Funds associated with the Reorganizations (including the legal costs associated with the Reorganizations) by waiving fees or reimbursing expenses to offset the costs incurred by the Target Funds and Acquiring Funds associated with the Reorganizations, including any brokerage fees and expenses incurred by the Funds related to the disposition and acquisition of assets as part of a Reorganization. JPMIM will pay for these costs, pursuant to the Plan, whether or not the Reorganizations are consummated. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will be borne by the Funds and not be covered by JPMIM.

What are the federal income tax consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the Target Fund and the Acquiring Fund must receive an opinion of Dechert LLP (“Dechert”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor, in general, a Target Fund will recognize gain or loss as a direct result of the Reorganization of the Target Fund (except with respect to cash received by a shareholder, if any), and the holding period and aggregate tax basis for the Acquiring Fund shares that you receive will be the same as the holding period and aggregate tax basis of the Target Fund shares that you surrender in the Reorganization. Capital gains from securities sales by the Target Funds prior to the Reorganizations may be distributed either by the Target Funds prior to the Reorganizations or by the Acquiring Funds after the Reorganizations. JPMorgan U.S. Applied Data Science Value Fund is expected to realize significant capital gains, currently estimated to represent approximately 9.1%-11.7% of the NAV of JPMorgan U.S. Applied Data Science Value Fund, in connection with its Reorganization because a significant portion of existing shareholders are expected to redeem their shares as they are held in retirement plans that cannot accommodate ETFs. Although we have calculated an estimate of the impact of the capital gains caused by shareholder redemptions, the actual impact will change based on various factors, including the amount of the redemptions, market conditions and portfolio turnover and may be more or less than the estimates. As a result, it is expected to be necessary for JPMorgan U.S. Applied Data Science Value Fund to distribute some or all of these gains to shareholders in taxable distributions prior to its Reorganization (which would be in addition to any distributions necessitated by portfolio turnover prior to its Reorganization). As a result, these shareholders may be required to pay more taxes, or pay taxes sooner, than they would have been required to absent the U.S. Applied Data Science Value Reorganization. Prior to the consummation of a Reorganization, you may redeem your Target Fund shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them. Different tax considerations apply to you if you hold your shares of a Target Fund through a fund direct IRA and exchange your Target Fund shares for Morgan Shares of JPMorgan U.S. Government Money Market Fund, or if you do not hold your Target Fund shares via a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date and therefore have your investment liquidated.

You should consult your tax advisor regarding the effect, if any, of each Reorganization, in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Reorganizations, please see the section entitled “Information About the Plans—What are the tax consequences of the Reorganizations?”

How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?

Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, except for the below changes:

•

International Hedged Equity Reorganization: JPMorgan International Hedged Equity Laddered Overlay ETF’s underlying equity portfolio will be managed in a substantially similar way, but the exchange-traded put and call options overlay strategy will be modified. Instead of buying the options at the beginning of the quarter and holding them for three months, the options will be “laddered” across the quarter so that normally the ETF will hold the options for three separate three-month periods. This “laddering” is designed to mitigate potential risk.

•

Mortgage-Backed Securities Reorganization: JPMorgan Mortgage-Backed Securities ETF will continue to be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.

•

U.S. Applied Data Science Reorganization: JPMorgan Fundamental Data Science Large Value ETF will continue to be managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, it will have a new 80% policy that will invest 80% in large, well established equity securities (companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index), while JPMorgan International Hedged Equity Fund currently invests at least 80% in securities of U.S. large and mid-capitalization companies.

Since each of the Acquiring Funds has not yet commenced operations, the information below will be accurate as of the time of this Information Statement/Prospectus. In the case of the Mortgage-Backed Securities Reorganization, JPMorgan Mortgage-Backed Securities ETF’s investment objective is fundamental and cannot be changed without shareholder approval, as in the case with its corresponding Target Fund.

For additional discussion comparing the investment objectives and investment strategies of the Target Funds and their corresponding Acquiring Funds, please see “Additional Information About the Acquiring Funds and the Target Funds — Comparison of the Funds’ Investment Objectives and Principal Investment Strategies.”

For additional discussion regarding structural differences between the Target Funds and their corresponding Acquiring Funds, please see the separate Q&A titled “What are the differences between an ETF and a mutual fund?”

Each Target Fund and its corresponding Acquiring Fund have adopted the same fundamental investment policies, which may not be changed without prior shareholder approval. The fundamental investment policies for JPMorgan International Hedged Equity Laddered Overlay ETF, JPMorgan Mortgage-Backed Securities ETF, and JPMorgan Fundamental Data Science Large Value ETF are listed in the Funds’ statement of additional information dated February 21, 2025. These materials are incorporated by reference into the Statement of Additional Information, and are available upon request. Each Target Fund’s fundamental and non-fundamental investment policies are listed in its respective statement of additional information, each of which is incorporated by reference into the Statement of Additional Information, and is available upon request.

What are the principal risks of an investment in the Acquiring Funds?

An investment in each Acquiring Fund involves risks common to most open-end funds. There is no guarantee against losses resulting from investments in the Funds, nor that the Funds will achieve their investment objectives. You may lose money if you invest in the Funds. The risks associated with an investment in the shares of an Acquiring Fund and its corresponding Target Fund are substantially similar, except that each Acquiring Fund is subject to certain risks specific to operating as an ETF. An investment in the shares of an Acquiring Fund is subject to the following ETF-specific risks:

ETF Shares Trading Risk: Acquiring Fund shares will be listed for trading on NYSE Arca, Inc. with respect to JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Mortgage-Backed Securities ETF, and on Cboe BZX Exchange, Inc. with respect to Fundamental Data Science Large Value ETF (the “Exchange”), and will be bought and sold in the secondary market at market prices. The market prices of an Acquiring Fund’s shares are expected to fluctuate, in some cases materially, in response to changes in an Acquiring Fund’s NAV, the intraday value of an Acquiring Fund’s holdings and supply and demand for the Acquiring Fund’s shares. JPMIM cannot predict whether an Acquiring Fund’s shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for an Acquiring Fund’s shares (including through a trading halt), as well as other factors, may result in the Acquiring Fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Acquiring Fund’s holdings. During such periods, you may incur significant losses if you sell your Acquiring Fund’s shares.

The securities held by an Acquiring Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Acquiring Fund’s shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with an Acquiring Fund. Each Acquiring Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to an Acquiring Fund and no other authorized participant creates or redeems, an Acquiring Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs, that invest in securities issued by non-U.S. issuers.

For further information about the risks of investments in the Funds, see the section entitled “Comparison of the Funds’ Risks” below.

How will the Reorganizations affect my fees and expenses?

Following the Reorganizations, each Acquiring Fund is expected to have a lower net expense ratio than each share class of its corresponding Target Fund after taking into consideration fee waivers agreed to by JPMIM. These fee waivers will remain in effect for at least three years from the effective date of each Reorganization, except with respect to Class R6 Shares of JPMorgan International Hedged Equity Fund. After three years following the Reorganization, the fees and expenses of the Acquiring Fund may be higher than for those who held shares of the corresponding Target Fund’s Class R5 and R6 Shares prior to the Reorganization. For the Class R6 shareholders of the JPMorgan International Hedged Equity Fund, the net expense ratio for the ETF will be lower than the gross expense ratio for the Class R6 shares. A comparison of the fees and expenses of the Target Funds and Acquiring Funds is provided below under the heading, “What are the fees and expenses of the Funds and what might they be after the Reorganizations?”

What are the distribution arrangements for the Funds?

The Target Funds and Acquiring Funds are distributed by JPMorgan Distribution Services, Inc., (the “Distributor”), which serves as the principal underwriter for the shares of the Funds. The Distributor is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The Distributor or its agent distributes Creation Units (as defined below) for the Acquiring Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Acquiring Funds. The Distributor has no role in determining the investment policies of the Acquiring Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 1111 Polaris Parkway, Columbus, OH 43240.

What are the Funds’ arrangements for purchases, exchanges, and redemptions

The Target Funds and the Acquiring Funds have different procedures for purchasing, exchanging, and redeeming shares, which are summarized below. You may refer to the applicable Acquiring Fund prospectus accompanying this Information Statement/Prospectus under the section entitled “Purchase and Redemption of Shares” for the procedures applicable to purchases and redemptions of the shares of the Acquiring Funds. The Target Fund prospectuses each provide information under the sections entitled “Purchasing Fund Shares,” “Exchanging Fund Shares,” and “Redeeming Fund Shares” with respect to the procedures applicable to purchases, exchanges, and sales of the shares of the Target Funds.

Acquiring Funds

Most investors will buy and sell shares of the Acquiring Funds in secondary market transactions through brokers. Shares of the Acquiring Funds are listed and traded on the secondary market on an Exchange. Shares of JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Mortgage-Backed Securities ETF will be listed for trading on NYSE Arca, Inc. Shares of JPMorgan Fundamental Data Science Large Value ETF will be listed for trading on Cboe BZX Exchange, Inc. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although shares of an Acquiring Fund are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots,” at no per-share price differential. When buying or selling shares of an Acquiring Fund through a broker, you may incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of an Acquiring Fund based on the Acquiring Fund’s trading volume and market liquidity and is generally lower if the Acquiring Fund has a lot of trading volume and market liquidity. Shares of an Acquiring Fund will trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares.

An Acquiring Fund’s shares will be issued or redeemed by the Acquiring Fund at NAV per share only in a large specified number of shares called a “Creation Unit” or multiples thereof. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with an Acquiring Fund must have entered into an authorized participant agreement with the Distributor, or purchase through a dealer that has entered into such an agreement. Further information about the procedures applicable to purchases and redemptions of Creation Units for an Acquiring Fund is set forth in the Acquiring Fund’s prospectus and statement of additional information.

The Acquiring Funds do not provide for the exchange of shares.

Target Funds

An investor may purchase shares of a Target Fund directly from the Target Funds through the Distributor or through a financial intermediary. Each Target Fund offers multiple share classes, and each share class has different sales charges, expenses, and/or minimum investments. Purchase and redemption orders will be accepted only on days that a Target Fund is open for business. The Target Funds are open for business on each day the New York Stock Exchange

(“NYSE”) is open for trading. The NYSE is closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A purchase or redemption order received by the Target Funds prior to the close of regular trading on the NYSE (normally 4:00 p.m. ET) (“Fund Close”), on a day the Target Funds are open for business, will be effected at that day’s NAV. The Target Funds will not treat an intra-day unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m. ET, if the particular disruption or closure directly affects only the NYSE. An order received after the Fund Close will generally be effected at the NAV determined on the next business day. However, orders received by financial intermediaries on a business day prior to the Fund Close and communicated to the Target Funds prior to such time as agreed upon by the Target Funds and the financial intermediary will be effected at the NAV determined on the business day the order was received by the financial intermediary.

Shareholders of the Target Funds may exchange their shares of a Target Fund for shares of other J.P. Morgan mutual funds, subject to the applicable exchange privileges associated with the share class in which the shareholder is transacting. Following an exchange, the fees and expenses of the new share class may be higher than those of the share class the shareholder previously held.

Shareholders of the Target Funds may redeem some or all of their shares on any day that the Target Funds are open for business. Shareholders will not be permitted to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or, for certain share classes, through an ACH transaction for five business days following the acceptance of a purchase order unless such shareholder provides satisfactory proof that their purchase check or, for certain share classes, ACH transaction has cleared (sometimes referred to as uncollected shares). If a Target Fund or financial intermediary receives a redemption order before the close of the NYSE (normally 4 p.m. ET or before 4:00p.m. ET, if the NYSE closes before 4:00 p.m. ET), the shareholder will receive the NAV per share calculated after the redemption order is received in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Target Fund’s transfer agent or the Target Fund), minus the amount of any applicable charges or fees. A shareholder’s financial intermediary may have an earlier cut-off time for redemption orders and may charge a fee to process redemption of shares. A shareholder that redeems out of shares of a Target Fund that accrues a daily dividend will accrue a dividend on the day of the redemption.

What are the Funds’ arrangements for payments to broker-dealers and other financial intermediaries?

If you purchase shares of a Target Fund through a broker-dealer or other financial intermediary (such as a bank), the Target Fund, JPMIM and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Target Fund over another investment.

If you purchase shares of an Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), JPMIM and its related companies may pay the financial intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment.

Ask your salesperson or visit your financial intermediary’s website for more information.

COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS

How do the performance records of the Funds compare?

Each Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations, and therefore will have no performance history prior to the Reorganization. Each Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of its corresponding Target Fund and continue the business of the Target Fund. Therefore, after the Reorganization, the Target Fund will be the “accounting survivor.” This means that the Acquiring Funds will adopt the historical investment performance and returns of Class R6 Shares. The historical performance of each Target Fund, as it is to be adopted by its corresponding Acquiring Fund, is included in the Acquiring Fund prospectus(es) that accompanies this Information Statement/Prospectus.

What are the fees and expenses of the Funds and what might they be after the Reorganizations?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses paid by each Target Fund as of October 31, 2024 for JPMorgan International Hedged Equity Fund (the end of the Fund’s most recently completed annual period), August 31,2024 for JPMorgan Mortgage-Backed Securities Fund (the end of the Fund’s most recently completed semi-annual period) and June 30, 2024 for JPMorgan U.S. Applied Data Science Value Fund (the end of the Fund’s most recently completed annual period) and the anticipated expenses of each Acquiring Fund during its first year of operation. Class R5 of JPMorgan International Hedged Equity Fund terminated on December 10, 2024. Accordingly, fee and expense information relating to Class R5 of JPMorgan International Hedged Equity Fund is not included in this Information Statement/Prospectus.

The tables show the pro forma expenses of each combined Acquiring Fund after giving effect to the respective Reorganization, based on pro forma net assets as of October 31, 2024 for the International Hedged Equity Fund Reorganization, August 31, 2024 for the Mortgage-Backed Securities Reorganization, and June 30, 2024 for the U.S. Applied Data Science Reorganization, as if the Reorganization were in effect for the applicable 12 month period. The fee tables do not reflect the costs associated with the Reorganizations. There is no separate pro forma combined column because the Acquiring Funds pro forma tables shows the fees and expenses that will apply going forward; the Acquiring Funds are not operational and do not currently have investment assets. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares. Actual expenses may vary significantly.

Fees

International Hedged Equity Reorganization

SHAREHOLDER FEES (Fees paid directly from your investment)
	Target Fund – JPMorgan International Hedged Equity Fund				Pro-Forma – Acquiring Fund – JPMorgan International Hedged Equity Laddered Overlay ETF
	Class A	Class C	Class I	Class R6	ETF Shares
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%*	None*	None	None	None
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	None[1]*	1,00*	None	None	None

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Target Fund – JPMorgan International Hedged Equity Fund				Pro-Forma – Acquiring Fund – JPMorgan International Hedged Equity Laddered Overlay ETF
	Class A	Class C	Class I	Class R6	ETF Shares
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.58%	0.73%	0.57%	0.33%	0.33%
Service Fees	0.25%	0.25%	0.25%	None	None
Remainder of Other Expenses[2]	0.33%	0.48%	0.32%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.08%	1.73%	0.82%	0.58%	0.58%
Fee Waivers and or Expense Reimbursements	-0.23%[3]	-0.38%[3]	-0.22%[3]	NONE[3]	-0.08%[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.85%[3]	1.35%[3]	0.60%[3]	0.58%[3]	0.50%[4]

*

In connection with the Reorganizations, beginning on March 1, 2025, no sales charges will be imposed on purchases of Class A Shares of the Funds, and no CDSC are imposed on redemptions of Class A or Class C Shares of the Funds.

[1]	For purchases under $1 million.

[2]

Fees and expenses for JPMorgan International Hedged Equity Fund is based on those incurred by it for the 12-month period ended October 31, 2024. “Remainder of Other Expenses” for JPMorgan International Hedged Equity Laddered Overlay ETF is based on its expected expenses, as if the Reorganization were in effect for the 12 months ended October 31, 2024.

[3]

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85%, 1.35%, 0.60%, and 0.35% of the average daily net assets of Class A, Class C, Class I, and Class R6 Shares respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/25, at which time it will be determined whether such waivers will be renewed or revised, except that the waiver for Class R6 Shares will be voluntary from 3/1/25 to the Closing Date of the Reorganization, when the waiver expires. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

[4]

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.50% of the average daily net assets of the Acquiring Fund. The Acquiring Fund may invest in one or more money market funds advised by JPMIM or its affiliates (affiliated money market funds). The Acquiring Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Acquiring Fund because of the Acquiring Fund’s investment in such money market funds. These waivers are in effect through 7/31/28, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Acquiring Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Acquiring Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

[5]

Fees and expenses for JPMorgan International Hedged Equity Fund are based on those incurred by it for the 12-month period ended October 31, 2024, except that the waiver for Class R6 Shares is as of March 1, 2025. The pro forma fees and expenses of the JPMorgan International Hedged Equity Laddered Overlay ETF are calculated as if the Reorganization were in effect for the 12 months ended October 31, 2024.

Mortgage-Backed Securities Reorganization

SHAREHOLDER FEES (Fees paid directly from your investment)
	Target Fund – JPMorgan Mortgage-Backed Securities Fund				Pro-Forma – Acquiring Fund – JPMorgan Mortgage-Backed Securities ETF
	Class A	Class C	Class I	Class R6	ETF Shares
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	3.75%*	None*	None	None	None
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	None[1]*	1.00%*	None	None	None

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Target Fund – JPMorgan Mortgage-Backed Securities Fund				Pro-Forma – Acquiring Fund – JPMorgan Mortgage-Backed Securities ETF
	Class A	Class C	Class I	Class R6	ETF Shares
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.36%	0.36%	0.35%	0.10%	0.10%
Service Fees	0.25%	0.25%	0.25%	None	None
Remainder of Other Expenses[2]	0.11%	0.11%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.87%	1.37%	0.61%	0.36%	0.36%
Fee Waivers and or Expense Reimbursements	-0.22%[3]	-0.22%[3]	-0.21%[3]	-0.11%[3]	-0.12%[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.65%[3]	1.15%[3]	0.40%[3]	0.25%[3]	0.24%[4]

*

In connection with the Reorganizations, beginning on March 1, 2025, no sales charges will be imposed on purchases of Class A Shares of the Funds, and no CDSC are imposed on redemptions of Class A or Class C Shares of the Funds.

[1]	For purchases under $1 million.

[2]

Fees and expenses for JPMorgan Mortgage-Backed Securities Fund are based on those incurred by it for the 12-month period ended August 31, 2024. “Remainder of Other Expenses” for JPMorgan Mortgage-Backed Securities ETF is based on its expected expenses, as if the Reorganization were in effect for the 12 months ended August 31, 2024.

[3]

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.65%, 1.15%, 0.40% and 0.25% of the average daily net assets of Class A, Class C, Class I, and Class R6 Shares respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

[4]

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the average daily net assets of the Acquiring Fund. The Acquiring Fund may invest in one or more money market funds advised by

JPMIM or its affiliates (affiliated money market funds). The Acquiring Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Acquiring Fund because of the Acquiring Fund’s investment in such money market funds. These waivers are in effect through 6/30/28, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Acquiring Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Acquiring Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

[5]

Fees and expenses for JPMorgan Mortgage-Backed Securities Fund are based on those incurred by it for the 12-month period ended August 31, 2024. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended August 31, 2024.

U.S. Applied Data Science Reorganization

SHAREHOLDER FEES (Fees paid directly from your investment)
	Target Fund – JPMorgan U.S. Applied Data Science Value Fund						Pro-Forma – Acquiring Fund – JPMorgan Fundamental Data Science Large Value ETF
	Class A	Class C	Class I	Class R2	Class R5	Class R6	ETF Shares
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%*	None*	None	None	None	None	None
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	None[1]*	1.00%*	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Target Fund – JPMorgan U.S. Applied Data Science Value Fund						Pro-Forma – Acquiring Fund – JPMorgan Fundamental Data Science Large Value ETF
	Class A	Class C	Class I	Class R2	Class R5	Class R6	ETF Shares
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	None	0.50%	None	None	None
Other Expenses	0.46%	0.51%	0.46%	0.53%	0.33%	0.21%	0.21%
Service Fees	0.25%	0.25%	0.25%	0.25%	0.10%	None	None
Remainder of Other Expenses[2]	0.21%	0.26%	0.21%	0.28%	0.23%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.01%	1.56%	0.76%	1.33%	0.63%	0.51%	0.51%
Fee Waivers and or Expense Reimbursements	-0.28%[3]	-0.33%[3]	-0.27%[3]	-0.24%[3]	-0.19%[3]	-0.17%[3]	-0.21%[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.73%[3]	1.23%[3]	0.49%[3]	1.09%[3]	0.44%[3]	0.34%[3]	0.30%[4]

*

In connection with the Reorganizations, beginning on March 1, 2025, no sales charges will be imposed on purchases of Class A Shares of the Funds, and no CDSC are imposed on redemptions of Class A or Class C Shares of the Funds.

[1]	For purchases under $1 million.

[2]

Fees and expenses for JPMorgan U.S. Applied Data Science Value Fund are based on those incurred by it for the 12-month period ended June 30, 2024. “Remainder of Other Expenses” for JPMorgan Fundamental Data Science Large Value ETF is based on its expected expenses, as if the Reorganization were in effect for the 12 months ended June 30, 2024.

[3]

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.73%, 1.23%, 0.49%, 1.09%, and 0.34% of the average daily net assets of Class A, Class C, Class I, Class R2, and Class R6 Shares respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

[4]

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.30% of the average daily net assets of the Acquiring Fund. The Acquiring Fund may invest in one or more money market funds advised by JPMIM or its affiliates (affiliated money market funds). The Acquiring Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Acquiring Fund because of the Acquiring Fund’s investment in such money market funds. These waivers are in effect through 7/31/28, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Acquiring Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Acquiring Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

[5]

Fees and expenses for JPMorgan U.S. Applied Data Science Value Fund are based on those incurred by it for the 12-month period ended June 30, 2024. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2024.

Expense Examples

These Examples are meant to help you compare the cost of investing in each Acquiring Fund with the cost of investing in the corresponding Target Fund.

Each Example assumes that you invest $10,000 in the Funds for the time periods indicated. Each Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements that are or will be in effect for the Target Funds and the Acquiring Funds, as described above in the Funds’ respective fee tables, and total annual fund operating expenses thereafter. Sales loads have not been included for Class A Shares because, beginning on March 1, 2025, no sales charges will be imposed on purchases of Class A Shares of the Target Funds. Each Example assumes that Class C Shares will convert to Class A Shares after a period of eight years, due to the conversion feature applicable to Class C Shares of the Target Funds. There is no separate pro forma combined row because the Acquiring Funds pro forma row shows the estimated costs after giving effect to the respective Reorganization; the Acquiring Funds are not operational and do not currently have investment assets. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

International Hedged Equity Reorganization	1 Year	3 Years	5 Years	10 Years
JPMorgan International Hedged Equity Fund — Target Fund
Class A	$607	$829	$1,068	$1,753
Class C	$237	$508	$903	$1,837
Class I	$61	$240	$433	$993
Class R6	$59	$186	$324	$726
JPMorgan International Hedged Equity Laddered Overlay ETF — Acquiring Fund	$51	$160	$292	$695
Pro Forma — Acquiring Fund after Reorganization	$51	$160	$292	$695

Mortgage-Backed Securities Reorganization	1 Year	3 Years	5 Years	10 Years
JPMorgan Mortgage-Backed Securities Fund — Target Fund
Class A	$439	$621	$818	$1,388
Class C	$217	$412	$729	$1,490
Class I	$41	$174	$319	$742
Class R6	$26	$105	$191	$445
JPMorgan Mortgage-Backed Securities ETF — Acquiring Fund	$25	$77	$152	$407
Pro Forma — Acquiring Fund after Reorganization	$25	$77	$152	$407

U.S. Applied Data Science Reorganization	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Applied Data Science Value Fund — Target Fund
Class A	$596	$803	$1,028	$1,672
Class C	$225	$460	$819	$1,680
Class I	$50	$216	$396	$917
Class R2	$111	$398	$706	$1,581
Class R5	$45	$183	$332	$768
Class R6	$35	$146	$268	$624
JPMorgan Fundamental Data Science Large Value ETF — Acquiring Fund	$31	$97	$192	$550
Pro Forma — Acquiring Fund after Reorganization	$31	$97	$192	$550

What are the Funds’ income and capital gain distribution policies?

The distribution policies of the Target Funds are the same as their corresponding Acquiring Funds with respect to the timing of distributions. JPMorgan International Hedged Equity Fund and JPMorgan International Hedged Equity Laddered Overlay ETF generally distribute net investment income, if any, at least annually. JPMorgan Mortgage-Backed Securities Fund and JPMorgan Mortgage-Backed Securities ETF generally distribute net investment income, if any, at least monthly. JPMorgan U.S. Applied Data Science Value Fund and JPMorgan Fundamental Data Science Large Value ETF generally distribute net investment income, if any, at least quarterly. Each Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, each Fund will generally distribute substantially all of its net investment income and net realized capital gain.

What are the Funds’ pricing and valuation arrangements?

The Target Funds have the same procedures for valuing their portfolio securities as their corresponding Acquiring Funds.

For both the Acquiring Funds and the Target Funds, NAV is calculated each business day as of the close of the Exchange, depending on which exchange a Fund is listed on, which is typically 4:00 p.m. E.T. On occasion, an Exchange will close before 4:00 p.m. E.T. When that happens, a Fund’s NAV will be calculated as of the time the applicable Exchange closes, as applicable. The Funds will not treat an intraday unscheduled disruption or closure in an Exchange’s trading as a closure of the Exchange, as applicable and will calculate their NAVs as of 4:00 p.m. E.T. if the particular disruption or closure directly affects only the Exchange. Further information about the Funds’ pricing and valuation arrangements is contained in the prospectuses and statements of additional information of the Target Funds and Acquiring Funds.

Who manages the Funds?

Each Acquiring Fund is a series of the ETF Trust. The ETF Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Acquiring Funds.

JPMIM is the investment adviser to the Acquiring Funds. JPMIM is located at 383 Madison Avenue, New York, NY 10179. JPMIM also serves as the investment adviser to the Target Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), a bank holding company. In rendering investment advisory services to the Funds, JPMIM uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of JPMIM and may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Each Target Fund currently pays JPMIM an advisory fee based on a percentage of average daily net assets. The management fee for each Target Fund is as follows:

Target Fund
JPMorgan International Hedged Equity Fund	0.25%
JPMorgan Mortgage-Backed Securities Fund	0.25%
JPMorgan U.S. Applied Data Science Value Fund	0.30%

During the twelve-month period ended October 31, 2023 for JPMorgan International Hedged Equity Fund, and August 31, 2024 for JPMorgan Mortgage-Backed Securities Fund, and June 30, 2024 for JPMorgan U.S. Applied Data Science Value Fund, each Target Fund paid JPMIM the following effective management fees (net of waivers).

Target Fund
JPMorgan International Hedged Equity Fund	0.11%
JPMorgan Mortgage-Backed Securities Fund	0.19%
JPMorgan U.S. Applied Data Science Value Fund	0.20%

Each Acquiring Fund will pay JPMIM an advisory fee based on a percentage of average daily net assets. The management fee for each Acquiring Fund is as follows:

Acquiring Fund
JPMorgan International Hedged Equity Laddered Overlay ETF	0.25%
JPMorgan Mortgage-Backed Securities ETF	0.25%
JPMorgan Fundamental Data Science Large Value ETF	0.30%

The Acquiring Funds have no operational history and therefore no effective annual advisory fees to report.

A discussion of the basis the Target Funds Board used in approving the investment advisory agreement for each of the Target Funds is in the financial statements and other information filed with the SEC on Form N-CSR for each of the Target Funds, which is available online at www.jpmorgan funds.com. A discussion of the basis the Acquiring Funds Board used in approving the investment advisory agreement for each of the Acquiring Funds will be available in the financial statements and other information filed with the SEC on Form N-CSR for each of the Acquiring Funds, which will be online at www.jpmorgan funds.com.

The same individuals currently responsible for the day-to-day portfolio management of each Target Fund will continue to be responsible for the day-to-day portfolio management of its corresponding Acquiring Fund.

Each Fund’s portfolio management teams are composed as follows:

Funds	Portfolio Managers
JPMorgan International Hedged Equity Fund JPMorgan International Hedged Equity Laddered Overlay ETF	Hamilton Reiner Piera Elisa Grassi Nicholas Farserotu Winnie Cheung Matthew P. Bensen Judy Jansen
JPMorgan Mortgage-Backed Securities Fund JPMorgan Mortgage-Backed Securities ETF	Richard Figuly Michael Sais Andy Mechiorre Sajjad Hussain
JPMorgan U.S. Applied Data Science Value Fund JPMorgan Fundamental Data Science Large Value ETF	Eric Moreau Andrew Stern

Further information on the Funds’ portfolio management teams is available in the Funds’ respective prospectuses and statements of additional information.

Additional Fee Waiver and/or Expense Reimbursement

In addition to the contractual fee waivers described above, service providers to the Acquiring Funds (as is the case for the Target Funds) may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Funds’ service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Acquiring Funds, when available, will reflect (and performance for the Target Funds reflects) the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would be less favorable.

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

After consideration of all relevant factors, including the potential impact of the Reorganizations on different subsets of each Target Fund’s shareholders, JPMIM proposed to the Target Funds Board, at meeting held February 11-13, 2025, that each Target Fund be reorganized into its corresponding Acquiring Fund because of certain benefits associated with the ETF structure, which JPMIM believes will better serve the interests of shareholders. Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and investment restrictions and have substantially similar investment strategies, except for the changes discussed below. The Acquiring Funds, however, will have the benefits of operating in the ETF structure. JPMIM will continue as the investment adviser of each Acquiring Fund after the Reorganization and no change in portfolio managers will result from the Reorganization.

As shareholders of ETFs following the Reorganizations, shareholders may bear certain costs associated with maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market, including commissions, spreads, and other transactions costs, that the shareholders do not experience as shareholders of the Target Funds.

Current shareholders of each class of the Target Funds are expected to benefit directly from the reduced net expense ratio of each corresponding Acquiring Fund. Following the Reorganizations, each Acquiring Fund will have a lower expense ratio than each share class of its corresponding Target Fund after taking into consideration fee waivers agreed to by JPMIM. These fee waivers will remain in effect for at least three years from the effective date of each Reorganization. After three years following the Reorganization, the fees and expenses of the Acquiring Fund may be higher than for those who held shares of the corresponding Target Fund’s Class R5 and R6 Shares prior to the Reorganization.

Current shareholders of each class of the JPMorgan International Hedged Equity Fund and JPMorgan U.S. Applied Data Science Value Fund also are expected to benefit from the potential for greater tax efficiency with the ETF structure with respect to the management of capital gains distributions. JPMorgan Mortgage-Backed Securities ETF will not benefit from the enhanced tax efficiency of the ETF structure to the same extent as the other Acquiring Funds. While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allow ETFs to acquire securities in-kind and redeem securities in-kind, which generally allows shareholders of an ETF to defer the realization of capital gains as the result of the ETF’s portfolio transactions. In contrast, when portfolio securities are sold by a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund. JPMorgan Mortgage-Backed Securities ETF generally expects to effect its creations and redemptions entirely or in part on a cash basis, unlike the other Acquiring Funds, which generally expect to effect their creations and redemptions in-kind.

Relatedly, ETFs typically do not have to maintain as large cash positions or sell as many securities to meet redemption requests. Accordingly, the JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Fundamental Data Science Large Value ETF may operate with less cash and incur lower transaction costs than its corresponding Target Fund. Because it is anticipated that JPMorgan Mortgage-Backed Securities ETF may create and redeem entirely or in part on a cash basis, it is expected to maintain cash positions similar to JPMorgan Mortgage-Backed Securities Fund. The Reorganization should still provide some enhanced tax efficiency for JPMorgan Mortgage-Backed Securities ETF, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure.

Moreover, ETFs that use their creation and redemption process to acquire securities in-kind and redeem securities in-kind are generally able to externalize certain transaction costs (brokerage fees, commissions, spreads) that traditional open-end funds incur in the ordinary course of their investment activities. These transaction costs can impact a fund’s performance. Accordingly, shareholders of the Acquiring Funds may also benefit from a reduction in certain transaction costs that are incurred by the Target Funds.

In addition, shareholders are expected to benefit from the secondary market liquidity of the Acquiring Funds. Shareholders of a Target Fund can only purchase or redeem shares of the Target Fund at a price based on the Target Fund’s NAV that is next calculated after your order is received by the Target Fund. This NAV is calculated once per business day. Shareholders of an Acquiring Fund, however, will be able to purchase and sell shares of the Acquiring Fund throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV. This flexibility will give shareholders the opportunity to act on purchase and sale decisions immediately, rather than once a day.

Shareholders will also gain the additional benefit of full daily transparency into the underlying portfolio holdings of the Acquiring Fund. Currently, the Target Funds only provide periodic disclosure of their complete portfolio holdings. Following the Reorganizations, however, each Acquiring Fund will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Funds, will be found on each Acquiring Fund’s website. The Trustees also considered JPMIM’s view that, because of the Funds’ trading strategies and portfolio characteristics, there is no material risk that full daily transparency should allow third parties to gain insight into the Funds’ trading patterns in a way that would be harmful to the Funds or their shareholders.

In addition, JPMIM believes that the Reorganizations present attractive opportunities for growth for the Acquiring Funds in light of their expected positioning as ETFs within their respective investment categories, and are intended to expand JPMIM’s ability to deliver more of its investment capabilities in the ETF vehicle. JPMIM believes that there is the potential for enhanced growth for the Acquiring Funds based on JPMIM’s assessment of the ETF market for these strategies, taking into account, among other factors, peers, trends, and demands in their respective investment categories, and the benefits of such growth, such as the potential for cost savings from economies of scale.

At a meeting held February 11-13, 2025, the Target Funds Board considered the Reorganizations proposed by JPMIM and approved each Plan with respect to each Target Fund, following an initial presentation by JPMIM in November 2024. In considering each Plan, the Target Funds Board requested and received detailed information from the officers of the Target Fund Trusts, and representatives of JPMIM regarding the Reorganizations, including: (1) the investment objectives, investment strategies, and fundamental investment policies of each Target Fund and the corresponding Acquiring Fund; (2) a comparison of the fees and expenses of the Funds; (3) the proposed plans for ongoing management, distribution, and operation of the Acquiring Funds; (4) the management and business of JPMIM and its affiliates; (5) the impact of the Reorganizations on the Target Funds and shareholders of the Target Funds, including different subsets of Target Fund shareholders; and (6) the specific terms of the Plan.

In approving each Reorganization with respect to a Target Fund, the Target Funds Board, including all of the Independent Trustees, determined that (i) participation in the Reorganization is in the best interest of the Target Funds, and (ii) the interests of the existing Target Fund’s shareholders will not be diluted as a result of the Reorganization.

In making these determinations, the Target Funds Board, including all of the Independent Trustees, considered a number of factors, including the potential benefits and costs of each Reorganization to the shareholders of each Target Fund. These considerations included the following:

•

The investment objectives and fundamental investment policies of each Target Fund and its corresponding Acquiring Fund are identical and the investment strategies are substantially similar, except as outlined in the following:

•

International Hedged Equity Reorganization: JPMorgan International Hedged Equity Laddered Overlay ETF’s underlying equity portfolio will be managed in a substantially similar way, but the exchange-traded put and call options overlay strategy will be modified. Instead of buying the options at the beginning of the quarter and holding them for three months, the options will be “laddered” across the quarter so that normally the ETF will hold the options for three separate three-month periods. This “laddering” is designed to mitigate potential risk.

•

Mortgage-Backed Securities Reorganization: JPMorgan Mortgage-Backed Securities ETF will continue to be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.

•

U.S. Applied Data Science Reorganization: JPMorgan Fundamental Data Science Large Value ETF will continue to be managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, it will have a new 80% policy that will invest 80% in large, well established equity securities (companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index), while JPMorgan International Hedged Equity Fund currently invests at least 80% in securities of U.S. large and mid-capitalization companies.

•

JPMIM is the adviser of both the Target Funds and Acquiring Funds, and there are no material differences in the contractual terms of a Target Fund’s investment management agreement with JPMIM as compared to the corresponding Acquiring Fund’s investment management agreement. The total annual fund expenses expected for each Acquiring Fund compared favorably to a peer group created by Broadridge Financial Solutions, Inc., an independent source of mutual fund industry data, and with respect to the U.S. Applied Data Science Value Fund Reorganization, the Acquiring Fund’s total annual fund expenses were equal to the Target Fund’s management fee. The Target Funds Board also considered JPMIM’s representation that a Reorganization will not result in any decline in the level of services from the level of services that historically have been provided to a Target Fund.

•	A vote of shareholders of the Target Funds is not required under the organizational documents governing the Target Funds.

•	Each Reorganization met the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of a Target Fund or Acquiring Fund.

•

JPMIM will pay the costs of each Reorganization (including the legal costs associated with the Reorganizations) by waiving fees or reimbursing expenses to offset the costs incurred by the Target Funds and Acquiring Funds associated with the Reorganizations, including any brokerage fees and expenses incurred by the Funds related to the disposition and acquisition of assets as part of a Reorganization. JPMIM will pay for these costs, pursuant to the Plan, whether or not the Reorganizations are consummated. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be covered by JPMIM.

•

Each Reorganization will result in lower fees for most shareholders and an overall net fee savings for Target Fund shareholders as a whole. Specifically, each Acquiring Fund will have a lower expense ratio than each share class of its corresponding Target Fund after taking into consideration fee waivers agreed to by JPMIM , with the exception of Class R6 shareholders of the JPMorgan International Hedged Equity Fund, and that these expense limitation agreements will remain in effect for at least three years from the effective date of each Reorganization. After three years following the Reorganization, the fees and expenses of the Acquiring Fund may be higher than for those who held shares of the corresponding Target Fund’s Class R5 and R6 Shares prior to the Reorganization.

•

For Class R6 shareholders of the JPMorgan International Hedged Equity Fund, the ETF’s net expense ratio is higher than the net expense ratio for Class R6 Shares of the JPMorgan International Hedged Equity Fund because JPMIM has, since the Fund’s inception, waived fees in order to maintain Class R6’s net expense ratio at 0.35%. JPMIM has undertaken to maintain the Class R6 fee waiver through the closing date of the Reorganization, but has informed the Board that it is not planning to maintain the fee waiver past that date and is not contractually obligated to do so. Without the fee waiver, Class R6’s expense ratio is 0.58% as of October 31, 2024, which is higher than the ETF’s pro forma net expense ratio of 0.50%.

•	JPMIM stated that it considered whether it would be preferable to liquidate Class R6 of the JPMorgan

International Hedged Equity Fund in advance of the conversion, which would have resulted in a taxable realization event for taxable shareholders, but determined that the proposed Reorganization was the better option.

•	To the extent “other expenses” of JPMorgan International Hedged Equity Laddered Overlay ETF decrease below 0.50% following the Reorganization, the Fund will have the benefit of a lower expense ratio.

•	The Distributor’s waiver of Distribution (Rule 12b-1) Fees beginning on March 1, 2025.

•

Shareholders of a Target Fund must have a brokerage account that is permitted to hold ETF shares in order to receive shares of an Acquiring Fund, and if a shareholder does not hold their shares of a Target Fund through that type of brokerage account, the shareholder will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, the shareholder’s investment will be liquidated and the shareholder will receive cash equal in value to the NAV of their Target Fund shares. If a shareholder holds shares of a Target Fund through a fund direct IRA and does not take action prior to the Reorganization, the shareholder’s Target Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of the shareholder’s Target Fund shares. Alternatively, if a shareholder holds their shares of a Target Fund through an account with a financial intermediary that is not able to hold shares of an Acquiring Fund, like many group retirement plans, the financial intermediary may transfer the shareholder’s investment in a Target Fund to a different investment option prior to a Reorganization. In some cases, the liquidation of an investment and return of cash, or the transfer of an investment, may be subject to fees and expenses and may also be subject to tax. The Trustees also considered that JPMIM has implemented a communications plan intended to provide significant notice to shareholders so that they may enter into appropriate arrangements prior to the Reorganizations. As part of this communications plan, JPMIM will engage with Target Fund shareholders on the potential implications of the Reorganizations, including the need to have a brokerage account in place prior to the Reorganization.

•	Each Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes.

•

The proposed U.S. Applied Data Science Value Reorganization is expected to cause a significant portion of existing shareholders to redeem their shares because they are held in retirement plans that cannot accommodate ETFs. In order to meet these redemptions requests, JPMorgan U.S. Applied Data Science Value Fund will be required to dispose of securities, which is expected to cause it to realize significant capital gains, currently estimated to represent approximately 9.1%-11.7% of the NAV of JPMorgan U.S. Applied Data Science Value Fund. It is expected to be necessary for JPMorgan U.S. Applied Data Science Value Fund to distribute some or all of these gains to shareholders in taxable distributions prior to its Reorganization (which would be in addition to any distributions necessitated by portfolio turnover prior to its Reorganization).

•

JPMIM represented that JPMorgan U.S. Applied Data Science Value Fund intends to utilize equalization accounting to reduce the amount that will be distributed to shareholders in the form of dividend distributions (although it may not be successful in this regard) and would consider other means by which JPMIM might seek to further mitigate the effect of the capital gains distributions on remaining shareholders.

•

Shares of an Acquiring Fund and, in some cases, cash, that would be received by the shareholders of a Target Fund in the exchange will be equal in aggregate NAV to the aggregate NAV of their shares of the Target Fund as of the Closing Date of the Reorganization

•	The Acquiring Funds do not issue fractional shares, so cash will be paid to some shareholders in lieu of fractional shares of the Acquiring Funds, in which case, the cash payment may be taxable.

•

The alternatives available for shareholders of each Target Fund, including the ability to redeem or exchange their shares of the Target Fund prior to the Reorganization without being subject to any Fund-imposed fees.

•

Current shareholders of JPMorgan International Hedged Equity Fund and JPMorgan U.S. Applied Data Science Value Fund are expected to benefit directly from the potential for greater tax efficiency and trading efficiency with the ETF structure. JPMorgan Mortgage-Backed Securities ETF will not benefit from the enhanced tax efficiency of the ETF structure to the same extent as the other Acquiring Funds. The Reorganization should still provide some enhanced tax efficiency for JPMorgan Mortgage-Backed Securities ETF, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure.

•	Potential benefits to JPMIM in expanding its ETF line-up and potential conflicts of interest around such benefits.

Based upon their evaluation of the relevant information presented to it, the Target Funds Board, including all of the Independent Trustees approved each Reorganization. In connection with its approval the Target Funds Board determined with respect to each Reorganization that the factors in favor of each Reorganization on balance support a finding that participation in the Reorganization is in the best interests of the shareholders of the Target Fund and that the interests of existing Target Fund Shareholders will not be diluted as a result of the Reorganization.

INFORMATION ABOUT THE PLANS

This is only a summary of the Plans. You should read the form of the Plan, which is attached as Appendix A to this Information Statement/Prospectus, for complete information about the Reorganizations.

How will the Reorganizations be implemented?

Each Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. The ETF Trust and each Target Fund Trust will determine a specific Closing Date on which each Reorganization will take place.

Each Plan provides for the transfer of all of the assets and liabilities of a Target Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which the shareholder is entitled (including cash in lieu of fractional shares of the Acquiring Fund) in complete liquidation of the Target Fund except as noted below.

Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account. If a shareholder does not hold their shares of a Target Fund through a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization, the shareholder will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, the shareholder’s investment will be liquidated and the shareholder will receive cash equal in value to the NAV of their Target Fund shares. If a shareholder holds shares of a Target Fund through a fund direct IRA, the shareholder’s Target Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of the shareholder’s Target Fund shares unless the shareholder provides alternative direction prior to the Reorganization. Alternatively, if a shareholder holds their shares of a Target Fund through an account with a financial intermediary that is not able to hold shares of an Acquiring Fund, like many group retirement plans, a financial intermediary may transfer the shareholder’s investment in a Target Fund to a different investment option prior to the Reorganization. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash.

After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. As a result of a Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the Closing Date of the Reorganization, which is the specific date on which the Reorganization takes place. The expected Closing Date of each Reorganization is indicated below:

Reorganization	Expected Closing Date
International Hedged Equity Reorganization	July 11, 2025
Mortgage-Backed Securities Reorganization	June 27, 2025
Sustainable Municipal Income Reorganization	July 11, 2025

A Closing Date may be delayed. The Target Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

The parties may agree to amend the Plan to the extent permitted by law. If the ETF Trust and a Target Fund Trust so agree, a Plan may be terminated or abandoned for one or more Reorganizations at any time before the Reorganizations.

The ETF Trust and each Target Fund Trust have made representations and warranties in their respective Plans that are customary in matters such as the Reorganizations. The Plan contains a number of conditions precedent that must occur before a Target Fund or Acquiring Fund is obligated to proceed with a Reorganization. One of these conditions requires that the ETF Trust and each Target Fund Trust shall have received a tax opinion from Dechert as described below that the consummation of a Reorganization will not result in the recognition of gain (other than gain from cash received in lieu of fractional Acquiring Fund shares or cash received for certain Target Funds’ shareholders whose investment is liquidated) or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders. Different tax considerations apply to you if you hold your shares of a Target Fund through a fund direct IRA and exchange your Target Fund shares for Morgan Shares of JPMorgan U.S. Government Money Market Fund, or if you do not hold your shares of a Target Fund via a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date and will therefore have your investment liquidated.

Although shareholder approval of the Reorganizations is not required and JPMIM does not anticipate that a Reorganization will be terminated, if a Reorganization is terminated, shareholders of the Target Fund would be notified of the change and the Target Fund would continue to operate as a mutual fund as a series of the respective Target Fund Trust. No Reorganization will be contingent on the occurrence of any other Reorganization.

Who will pay the expenses of the Reorganizations?

JPMIM will pay for the costs incurred by the Funds associated with the Reorganizations (including the legal costs associated with the Reorganizations) by waiving fees or reimbursing expenses to offset the costs incurred by the Target Funds and Acquiring Funds associated with the Reorganizations, including any brokerage fees and expenses incurred by the Funds related to the disposition and acquisition of assets as part of a Reorganization. JPMIM will pay for these costs, pursuant to the Plan, whether or not the Reorganizations are consummated.

The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees, and securities registration fees. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be covered by JPMIM. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

The following estimated expenses represent management’s estimate of the professional fees, charges by service providers, and any costs related to the printing and mailing of this Information Statement/Prospectus, as measured in terms total expenses and as a percentage of a Target Fund’s average net assets as of January 31, 2025.

These expenses associated with the International Hedged Equity Reorganization are estimated to equal $294,000. The expenses associated with the Mortgage-Backed Securities Reorganization are estimated to equal $340,000. The expenses associated with the U.S. Applied Data Science Reorganization are estimated to equal $155,000. The estimated expenses for each Reorganization are expected to equal, respectively, 0.16%, 0.01%, and 0.09% of the average net assets of the applicable Target Fund as of January 31, 2025.

[In addition to the foregoing, management estimates that the Funds will incur de minimis transaction costs associated with each Reorganization.]

What are the tax consequences of the Reorganizations?

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations, and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Target Fund shareholders that have their Target Fund shares exchanged for Acquiring Fund Shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan and to the IRA shareholders whose Target Fund Shares are exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund, or shareholders who do not hold their shares of a Target Fund via a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date and will therefore have their investment liquidated.

Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes. As a condition to the consummation of the Reorganizations, Dechert will deliver an opinion (“Tax Opinion”) to the ETF Trust and each Target Fund Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Target Funds and Acquiring Funds) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with their respective Plans, for federal income tax purposes:

•

Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	No Fund will recognize any gain or loss as a direct result of the Reorganization;

•	The Target Funds’ shareholders will not recognize any gain or loss on the exchange of their Target Fund shares for corresponding Acquiring Fund shares, except with respect to cash received, if any;

•

The aggregate tax basis in Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Fund shares the shareholder holds immediately before the Reorganization (reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any). The holding period for Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will include the holding period for the Target Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;

•

An Acquiring Fund’s tax basis in each asset the corresponding Target Fund transfers to it will be the same as the Target Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefore immediately after the Reorganization; and

•	Each Target Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the corresponding Acquiring Fund without limitation.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code, as to the IRA shareholders exchanging their Target Fund Shares for Morgan Shares of JPMorgan U.S. Government Money Market Fund, and as to the shareholders who do not hold their Target Fund Shares via a brokerage account that can accept shares of the corresponding Acquiring Fund on the Closing Date. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The tax year of a Target Fund is expected to continue with its Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization will carry over to the Acquiring Fund. If a Reorganization were to end the tax year of a Target Fund (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it would accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. Such distributions may be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, such a Target Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. In addition, even if its tax year is expected to continue with its Acquiring Fund, a Target Fund, if determined to be preferable, may declare a distribution to shareholders prior to Reorganization. Capital gains from securities sales by the Target Funds prior to the Reorganizations may be distributed either by the Target Funds prior to the Reorganizations or by the Acquiring Funds after the Reorganizations.

General Limitation on Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each Acquiring Fund will succeed to the tax attributes of the corresponding Target Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Target Fund will be available to offset future gains recognized by the combined Acquiring Fund. Capital losses of a Target Fund may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Target Fund as a result of the Reorganizations.

Thus, a reorganization of a Target Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to a Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS

JPMorgan International Hedged Equity Fund is a series of Trust IV. JPMorgan Mortgage-Backed Securities Fund are each a series of Trust II. JPMorgan U.S. Applied Data Science Value Fund is a series of Trust I. Trust I and Trust II were each formed on November 12, 2004 under the laws of the State of Delaware, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004. Trust IV was formed on November 11, 2015 under the laws of the State of Delaware, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 11, 2015 and amended January 13, 2022. Each Target Fund Trust is registered under the 1940 Act as an open-end management investment company. The operations of each Target Fund Trust are governed by its respective Charter, Bylaws, and state law. The Target Fund Trusts also must adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws. Each Acquiring Fund is a series of the ETF Trust. The ETF Trust was organized as a Delaware statutory trust on February 25, 2010. The operations of the ETF Trust are governed by its Charter, Bylaws, and Delaware law. The ETF Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws. Comparisons of the organizational documents governing the ETF Trust and Target Fund Trusts are provided in Appendix B to this Information Statement/Prospectus.

What are the capitalizations of the Funds?

The following tables set forth the unaudited capitalization of each Target Fund and its corresponding Acquiring Fund as of October 31, 2024 for JPMorgan International Hedged Equity Fund, August 31, 2024 for JPMorgan Mortgage-Backed Securities Fund and June 30, 2024 for JPMorgan U.S. Applied Sciences Fund, and the unaudited pro forma combined capitalization of each Acquiring Fund as adjusted to give effect to the proposed Reorganization. The following are examples of the number of shares of each Acquiring Fund that would have been exchanged for the shares of the corresponding Target Fund if the Reorganization had been consummated, and do not reflect the number of shares or value of shares that would actually be received if each Reorganization, as described, occurs. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares.

International Hedged Equity Reorganization
	Target Fund—JPMorgan International Hedged Equity Fund					Acquiring Fund— JPMorgan International Hedged Equity Laddered Overlay ETF(1)	Pro Forma Adjustments	Pro Forma— Acquiring Fund after Reorganization (estimated)
	Class(2)
	A	C	I	R5(3)	R6
Net assets (thousands)	$9,018	$370	$160,131	$25	$13,487	N/A	$—(6)	$183,031(7)
Total shares outstanding (thousands)	541	22	9,514	1	799	N/A	3,661(6)(8)	3,661
Net asset value per share^	$16.68	$16.63	$16.83	$16.87	$16.88	N/A	$50.00(8)	$50.00

Mortgage-Backed Securities Reorganization
	Target Fund —JPMorgan Mortgage-Backed Securities Fund				Acquiring Fund— JPMorgan Mortgage- Backed Securities ETF(2)	Pro Forma Adjustments	Pro Forma— Acquiring Fund after Reorganization (estimated)
	Class(4)
	A	C	I	R6
Net assets (thousands)	$108,481	$9,312	$3,122,936	$2,606,859	N/A	$—(6)	$5,847,588(7)
Total shares outstanding (thousands)	10,160	902	301,765	251,970	N/A	116,952(6)(8)	116,952
Net asset value per share^	$10.68	$10.32	$10.35	$11.00	N/A	$50.00(8)	$50.00

U.S. Applied Data Science Reorganization
	Target Fund—JPMorgan U.S. Applied Data Science Value Fund						Acquiring Fund— JPMorgan Fundamental Data Science Large Value ETF(2)	Pro Forma Adjustments	Pro Forma— Acquiring Fund after Reorganization (estimated)
	Class(5)
	A	C	I	R2	R5	R6
Net assets (thousands)	$40,768	$2,454	$81,291	$2,541	$4,292	$38,044	N/A	$—(6)	$169,390(7)
Total shares outstanding (thousands)	1,374	86	2,701	87	142	1,460	N/A	3.388(6)(8)	3,388
Net asset value per share^	$29.68	$28.90	$30.10	$29.19	$30.18	$30.18	N/A	$50.00(8)	$50.00

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)

Holders of Class A, Class C, Class I, and Class R6 Shares of JPMorgan International Hedged Equity Fund will each receive shares of JPMorgan International Hedged Equity Laddered Overlay ETF upon closing of the Reorganization. JPMorgan International Hedged Equity Laddered Overlay ETF does not offer multiple share classes.

(3)	Class R5 of JPMorgan International Hedged Equity Fund terminated on December 10, 2024.

(4)

Holders of Class A, Class C, Class I, and Class R6 Shares of JPMorgan Mortgage-Backed Securities Fund will each receive shares of JPMorgan Mortgage-Backed Securities ETF upon closing of the Reorganization. JPMorgan Mortgage-Backed Securities ETF does not offer multiple share classes.

(5)

Holders of Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares of U.S. Applied Data Science Value Fund will each receive shares of JPMorgan Fundamental Data Science Large Value ETF upon closing of the Reorganization. JPMorgan Fundamental Data Science Large Value ETF does not offer multiple share classes.

(6)

No adjustments have been made with respect to the cost of the Reorganization because JPMIM will waive its fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by the Funds relating to the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees, and securities registration fees. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be covered by JPMIM. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

(7)

Since shares of the Acquiring Fund are not issued in fractional shares and, as a result, cash will be paid to shareholders in connection with the Reorganization in lieu of fractional shares, the NAV of the Acquiring Fund upon consummation of the Reorganization may be less than that of the Target Fund.

(8)	Figure represents the number of shares that would be issued by the Acquiring Fund in order to have a starting NAV of $50.00 per share.

^	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

The information in the capitalization tables above is for informational purposes only. There is no assurance that each Reorganization will be consummated. Moreover, if consummated, the capitalization of each Target Fund and Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Target Fund. Accordingly, the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after such date.

No Reorganization will be contingent on the occurrence of any other Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

AND THE TARGET FUNDS

Comparison of the Funds’ Investment Objectives and Principal Investment Strategies

The following summarizes the investment objectives and principal investment strategies of each Target Fund and its corresponding Acquiring Fund. Further information about each Target Fund’s and Acquiring Fund’s investment objectives and strategies are contained in prospectuses and statements of additional information of the Target Funds and Acquiring Funds, which are on file with the SEC. The prospectuses of the Target Funds and Acquiring Funds are also incorporated herein by reference.

International Hedged Equity Reorganization

JPMorgan International Hedged Equity Fund and JPMorgan International Hedged Equity Laddered Overlay ETF have the same investment objective. Each Fund seeks to provide capital appreciation.

Each Fund employs substantially similar investment strategies in seeking to achieve its objective. Each Fund seeks to provide capital appreciation through participation in international equity markets while hedging overall market exposure relative to traditional long-only equity strategies.

Under normal circumstances, each Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. Each Fund primarily invests in equity securities of foreign companies across all market capitalizations, including foreign subsidiaries of U.S. companies.

JPMorgan International Hedged Equity Laddered Overlay ETF will also purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay strategy designed to provide a continuous market hedge for the portfolio. The options will typically be based on exchange-traded funds (ETFs)that replicate the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index2 (net total return) (MSCI EAFE ETFs). The combination of the diversified portfolio of equity securities, combined with the options overlay, is intended to provide JPMorgan International Hedged Equity Laddered Overlay ETF with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies. Specifically, JPMorgan International Hedged Equity Laddered Overlay ETF seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the MSCI EAFE Index with lower volatility than traditional long-only equity strategies.

The equity securities in which each Fund may invest include, but are not limited to, common stock, preferred stock, depositary receipts, privately placed securities and real estate investment trusts. In implementing its strategy, each Fund constructs a portfolio of long holdings that seeks to outperform the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (net total return) (the Index) over time while maintaining similar risk characteristics, including sector and geographic risk. Each Fund primarily invests in securities included within the universe of the Index, however, each Fund may also invest in securities not included within the Index.

Within each sector, each Fund may modestly overweight equity securities that it considers undervalued while modestly underweighting or not holding equity securities that appear overvalued. By emphasizing investment in equity securities that appear undervalued or fairly valued, each Fund seeks to constitute a portfolio of long holdings with returns that modestly exceed those of the Index over the long term with a modest level of volatility.

JPMorgan International Hedged Equity Fund’s options overlay strategy is intended to provide each Fund with downside protection, while foregoing some upside potential. JPMorgan International Hedged Equity Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an

[2]	MSCI EAFE Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with each Fund.

option overlay known as a “Put/Spread Collar” strategy. A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The options may be based on the Index or on exchange-traded funds (ETFs) that seek to provide investment returns linked to the performance of the Index. The combination of the diversified portfolio of equity securities, the downside protection from put options and the income from the index call options is intended to provide JPMorgan International Hedged Equity Fund with a portion of the returns associated with its long investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, JPMorgan International Hedged Equity Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the Index with lower volatility than traditional long-only equity strategies.

By contrast, in implementing the options overlay strategy, JPMorgan International Hedged Equity Laddered Overlay ETF seeks to provide “laddered” exposure. To do this, JPMorgan International Hedged Equity Laddered Overlay ETF typically holds options for multiple (normally, three) three-month periods (each, a hedge period) staggered a month apart for the purpose of seeking to provide lower volatility in any market cycle. Laddered investing refers to the implementation of the strategy with different hedge periods, with the goal of mitigating potential risks associated with only one hedge period. The portfolio management team will have discretion to determine the amount of exposure related to each hedge period and will have flexibility to allocate the assets to a particular hedge period for various reasons, including reacting opportunistically to market conditions, managing investor flows in or out of JPMorgan International Hedged Equity Laddered Overlay ETF and improving the tax management of it. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The options overlay strategy is constructed by buying a put option at a higher strike price while selling a put option at a relatively lower strike price (together, this is referred to as a put option spread) and simultaneously selling a call option that substantially offsets the cost of the put option spread. Each put option spread is generally maintained at a level intended to reduce JPMorgan International Hedged Equity Laddered Overlay ETF’s exposure to a market decline by offsetting losses resulting from a decrease in the market. JPMorgan International Hedged Equity Laddered Overlay ETF’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when JPMorgan International Hedged Equity Laddered Overlay ETF is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments.

While JPMorgan International Hedged Equity Laddered Overlay ETF will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of MSCI EAFE ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period.

Each Fund may invest in securities denominated in any currency and may from time to time hedge a portion of its foreign currency exposure using currency forwards.

For JPMorgan International Hedged Equity Fund, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country.

JPMorgan International Hedged Equity Fund constructs a Put/Spread Collar by buying a put option on the Index or an ETF at a higher strike price and writing (or selling) a put option on the same instrument at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling an Index or ETF call option. JPMorgan International Hedged Equity Fund may elect to construct additional Put/Spread Collars if the size of JPMorgan International Hedged Equity Fund increases, either through purchases or appreciation. A put option spread seeks to protect JPMorgan International Hedged Equity Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit JPMorgan International Hedged Equity Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The premiums received from writing call options are intended to provide income which substantially offsets the cost of the put option spread, but writing the call options also reduces JPMorgan International Hedged Equity Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will be exercised once the market price rises to the option’s strike price.

In addition to the use of the Put/Spread Collar strategy for JPMorgan International Hedged Equity Fund and the options overlay strategy for JPMorgan International Hedged Equity Laddered Overlay ETF described above, each Fund may use exchange-traded futures, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge each Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy and efficient management of cash flows.

Investment Process — Long Portfolio: In constructing each Fund’s long portfolio, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing each Fund’s portfolio. For JPMorgan International Hedged Equity Laddered Overlay ETF, the adviser’s analysis includes a review of proprietary data, information self-reported by companies, data from third party vendors and internal fundamental research. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which each Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to each Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by each Fund while each Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.

In managing each Fund, the adviser will seek to help manage risk in each Fund’s portfolio by investing in issuers in at least three foreign countries. However, each Fund may invest a substantial part of its assets in just one country.

Investment Process — Options Overlay Strategy

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For JPMorgan International Hedged Equity Fund: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the Index or on ETFs that seek to provide investment returns linked to the performance of the Index. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The put option spread is generally maintained at a level whereby each Fund is protected from a decrease in the market of five to twenty percent. The options are reset on at least a quarterly basis to seek to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.

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For JPMorgan International Hedged Equity Laddered Overlay ETF: The Fund’s options overlay strategy is designed to use options to hedge the Fund’s overall market exposure relative to traditional long-only strategies. Specifically, the options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. The downside protection comes from the purchase of put options, which give the owner the right, but not the obligation, to sell shares of the underlying reference asset at an agreed upon price (strike price). To implement the strategy, the adviser utilizes exchange-traded equity options that typically have a reference asset of an MSCI EAFE ETF, but will also be based on MSCI EAFE Index options. These puts generally increase in price as the price of the reference asset falls, offering a measure of protection against falling market prices. To partially offset the initial cost of these purchased put options, the Fund will simultaneously sell put options at a lower strike price. This effectively limits the amount of downside protection offered by the puts, and together is referred to as a “put option spread.” Entering into put option spreads is typically less expensive than a strategy of only purchasing put options, and the Fund may benefit in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The Fund is not expected to provide market protection when the market is only down slightly; during such periods, the Fund is expected to perform in line with broad equity markets.

While put option spreads are less expensive than outright puts, put option spreads still require some upfront costs. To substantially offset this upfront cost, the Fund will sell call options, which give the owner the right, but not the obligation, to buy shares of the underlying reference asset at a specified strike price. While the sale of these call options will substantially offset the remaining cost of the protective put spread, it will potentially reduce the Fund’s ability to profit from increases in the value of its equity portfolio. As the price of call options rise along with the price of the underlying asset, the Fund’s short position in calls will decrease in value as the market rises, potentially offsetting a portion of the equity portfolio gains. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The strategy will own multiple positions that expire at various dates. For each hedge period, a portion of the options overlay strategy may be reset as the applicable options approach expiration.

Each Fund operates as a diversified investment company under the 1940 Act.

Mortgage-Backed Securities Reorganization

JPMorgan Mortgage-Backed Securities Fund and JPMorgan Mortgage-Backed Securities ETF have the same investment objective. Each Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Each Fund employs substantially similar investment strategies in seeking to achieve its objective. Each Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality. Under normal circumstances, each Fund invests at least 80% of its Assets in mortgage-backed securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

As part of its principal investment strategy, each Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages including asset-backed securities backed by home equity loans. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

JPMorgan Mortgage-Backed Securities ETF may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

Each Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. JPMorgan Mortgage-Backed Securities Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. JPMorgan Mortgage-Backed Securities ETF may invest in private placements and zero-coupon securities. As a matter of fundamental policy, at least 65% of each Fund’s total assets will consist of bonds.

Each Fund’s average weighted maturity will normally range between two and ten years. Each Fund may have a longer or shorter average weighted maturity under certain market conditions and each Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of each Fund’s holdings in asset-backed, mortgage-backed and similar securities, each Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by each Fund given certain prepayment assumptions (also known as weighted average life).

The adviser buys and sells securities and investments for each Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which each Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to each Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by each Fund while each Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

Each Fund operates as a diversified investment company under the 1940 Act.

U.S. Applied Data Science Reorganization

JPMorgan U.S. Applied Data Science Value Fund and JPMorgan Fundamental Data Science Large Value ETF have the same investment objective. Each Fund seeks to provide long-term capital appreciation.

Each Fund employs substantially similar investment strategies in seeking to achieve its objective.

For JPMorgan U.S. Applied Data Science Value Fund, under normal circumstances, each Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Although each Fund invests primarily in equity securities of U.S. large and mid-capitalization companies, it may invest in equity investments of U.S. companies across all market capitalizations. Each Fund may also invest in real estate investment trusts (REITs). An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

For JPMorgan Fundamental Data Science Large Value ETF, under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well established companies are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index, the Fund’s benchmark, at the time of purchase. As of [ ], the market capitalizations of the companies in the Russell 1000® Value Index ranged from $[ ] to $[ ]. In implementing its main strategies, the Fund invests primarily in common stocks. The Fund may also invest in real estate investment trusts (REITs).

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which each Fund can invest. Each Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. Each Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to each Fund.

Investment Process: In managing each Fund, the adviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser also utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to conducting fundamental analysis. The adviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, each Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities with attractive valuations that are priced favorably relative to their associated levels of risk. Each Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. For JPMorgan U.S. Applied Data Science Value Fund, the adviser continuously evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction. For JPMorgan Fundamental Data Science Large Value ETF, the adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change.

As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which each Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to each Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by each Fund while each Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Each Fund operates as a diversified investment company under the 1940 Act.

Comparison of the Funds’ Risks

The risks associated with an investment in each Target Fund and its corresponding Acquiring Fund are substantially similar, except that, as a shareholder of an Acquiring Fund you will be subject to risks related to the Acquiring Fund’s ETF structure; all other differences between the risks of the Acquiring Funds and those of the Target Funds, as described below, reflect only a tailoring or clarification of the risks of the Target Funds, and such differences do not reflect (and should not be interpreted to reflect) any difference in the way the Acquiring Funds will be managed as compared to the Target Funds. In the below discussion, the risks for each Target Fund and Acquiring Fund are identified, followed by a description of each risk.

International Hedged Equity Reorganization

Main Risk - ● Additional Risk - ¡	JPMorgan International Hedged Equity Fund	JPMorgan International Hedged Equity Laddered Overlay ETF
Asia Pacific Market Risk	¡	¡
Convertible Securities Risk	¡	¡
Currency Risk	●	●
Cyber Security Risk	¡	¡
Depositary Receipts Risk	¡	¡
Derivatives Risk	●	●
Equity Market Risk	●	●
European Market Risk	●	●
Exchange-Traded Fund (ETF) and/or Other Investment Company Risk	¡	●
Extension Risk	¡	¡
Financials Sector Risk		●
Foreign Securities Risk	●	●
General Market Risk	●	●
Geographic Focus Risk	●	●
Health Care Sector Risk		●
Industrials Sector Risk		●
Industry and Sector Focus Risk	●	●
Initial Public Offering (IPO) Risk	¡	¡
Interest Rate Risk	¡	¡
Japan Risk	●	●
Large Cap Company Risk		●
Middle East and Africa Risk	¡	¡
MSCI EAFE ETF Risk		●
Options Risk	●	●
Preferred Securities Risk	¡	¡
Prepayment Risk	¡	¡
Privately Placed Securities Risk	●	●
Real Estate Securities Risk	¡	¡
Regulatory and Legal Risk	¡	¡
Securities Lending Risk	¡	¡
Smaller Company Risk	●	●
Strategy Risk	●	●
Structured Instrument Risk	¡	¡
Transactions and Liquidity Risk	●	¡
Volcker Rule Risk	¡	¡

Mortgage-Backed Securities Reorganization

Main Risk - ● Additional Risk - ¡	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	●	●
Cash Transactions Risk		●
Credit Risk	●	●
Currency Risk	¡	¡
Cyber Security Risk	¡	¡
Foreign Issuer Risk	●	●
Foreign Securities and Emerging Markets Risk	¡	¡

Main Risk - ● Additional Risk - ¡	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF
General Market Risk	●	●
Geographic Focus Risk	●	●
Government Securities Risk	●	●
Industry and Sector Focus Risk	●	●
Interest Rate Risk	●	●
Inverse Floater Risk	●	●
Loan Risk	¡	¡
Prepayment Risk	●	●
Privately Placed Securities Risk		●
Regulatory and Legal Risk	¡	¡
Securities Lending Risk	¡	¡
Smaller Company Risk	¡	¡
Transactions and Liquidity Risk	●	¡
Volcker Rule Risk	¡	¡
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk		●

U.S. Applied Data Science Reorganization

Main Risk - ● Additional Risk - ¡	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan Fundamental Data Science Large Value ETF
Convertible Securities Risk	¡	¡
Cyber Security Risk	¡	¡
Data Science Investment Approach Risk		●
Derivatives Risk	●	●
Equity Market Risk	●	●
Exchange-Traded Fund (ETF) and/or Other Investment Company Risk	¡	¡
Financials Sector Risk	●	●
Foreign Securities and Emerging Markets Risk	●	¡
General Market Risk	●	●
Healthcare Sector Risk	●	●
Industry and Sector Focus Risk	●	●
Initial Public Offering (IPO) Risk	¡	¡
Large Cap Company Risk	●	●
Master Limited Partnerships (MLPs) Risk	¡	¡
Preferred Securities Risk	¡	¡
Real Estate Securities Risk	●	●
Regulatory and Legal Risk	¡	¡
Securities Lending Risk	¡	¡
Smaller and/or Mid-Sized Company Risk	●	●
Transactions and Liquidity Risk	●	¡
Value Investing Risk	●	●
Volcker Rule Risk	¡	¡

Additionally, JPMorgan International Hedged Equity Laddered Overlay ETF, JPMorgan Mortgage-Backed Securities ETF, JPMorgan Fundamental Data Science Large Value ETF, and JPMorgan Fundamental Data Science Large Value ETF are subject to Authorized Participant Concentration Risk and Market Trading Risk.

Description of Investment Risks

Asia Pacific Market Risk. The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of a Fund’s holdings.

The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If a Fund concentrates in the Asia Pacific region, the Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a Fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk (JPMorgan Mortgage-Backed Securities Fund only). The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest-only (“IOs”) and principal-only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk,” for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk (JPMorgan Mortgage-Backed Securities ETF Only). The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk,” for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in such ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Convertible Securities Risk (JPMorgan International Hedged Equity Fund and JPMorgan International Hedged Equity Laddered Overlay ETF only). A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, contingent convertible securities may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution (the “resolution authority”) has determined that the issuer is not viable. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not. As contingent convertible securities may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.

Convertible Securities Risk (JPMorgan U.S. Applied Data Science Value Fund and JPMorgan Fundamental Data Science Large Value ETF only). A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and may affect the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in the Fund’s prospectus with respect to the Fund’s investments in foreign securities. There can be no assurance that the Fund’s hedging activities will be effective, and the Fund will incur costs in connection with the hedging. Currency hedging may limit the Fund’s return if the relative values of currencies change. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security risks may result in financial losses to the Fund and its shareholders; the inability of the Fund to transact business with its shareholders; delays or mistakes in the calculation of the Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, the adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to the Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Depositary Receipts Risk. A Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Data Science Investment Approach Risk. The Fund relies on a proprietary data science enabled selection approach that utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and other relevant data sources, to forecast the financial prospects of each security and to assess key risks. There is no guarantee that the use of the Fund’s proprietary data science approach will result in effective investment decisions for the Fund, specifically to the extent the approach does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value.

Derivatives Risk (JPMorgan International Hedged Equity Laddered Overlay ETF only). The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives may expose the Fund to risks of mispricing or improper valuation.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions.

The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

Derivatives Risk (JPMorgan International Hedged Equity Fund only). The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives may expose the Fund to risks of mispricing or improper valuation.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions.

The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

Derivatives Risk (JPMorgan Fundamental Data Science Large Value ETF only). The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A Fund may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions.

The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

Derivatives Risk (JPMorgan U.S. Applied Data Science Value Fund only). A Fund may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. A Fund may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, a Fund may use derivatives for non-hedging purposes, which increases that Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions.

The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives also can expose a Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

Equity Market Risk (JPMorgan Mortgage-Backed Securities Fund only). The price of equity securities may rise or fall, sometimes rapidly or unpredictably, because of changes in the broad market or changes in a company’s financial condition. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value. A Fund’s investments in preferred shares and convertible securities are also subject to equity market risk.

Equity Market Risk (All Funds except JPMorgan Mortgage-Backed Securities Fund). The price of equity securities may rise or fall, sometimes rapidly or unpredictably, because of changes in the broad market or changes in a company’s financial condition. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.

Exchange-Traded Fund (ETF) and Other Investment Company Risk (Target Funds only). A Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Exchange-Traded Fund (ETF) and/or Other Investment Company Risk (JPMorgan International Hedged Equity Laddered Overlay ETF only). The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Exchange-Traded Fund (ETF) and/or Other Investment Company Risk (JPMorgan Fundamental Data Science Large Value ETF only). The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Extension Risk. The Fund invests in securities that may be subject to the risk that a rise in interest rates or credit spreads will extend the life of a security to a date later than the anticipated repayment date, causing the value of the investment to decrease.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Foreign Issuer Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Foreign Securities Risk. Investments in foreign securities (including depositary receipts) are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and maybe subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on the Fund’s investments.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.

Foreign Securities and Emerging Markets Risk (All Funds except JPMorgan Fundamental Data Science Large Value ETF). Investments in foreign securities (including depositary receipts) are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on the Fund’s investments.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging markets countries, which can increase the risks of loss. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or other taxes, which would decrease the Fund’s yield on those securities. Emerging markets are more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents, and depositories.

Foreign Securities and Emerging Markets Risk (JPMorgan Fundamental Data Science Large Value ETF only). To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on the Fund’s investments.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.

The Fund may invest in securities in “emerging markets,” but these are not principal investments for the Fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, due to jurisdictional limitations, U.S. regulators may be limited in their ability to enforce regulatory or legal obligations in emerging market countries.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks facing certain regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Healthcare Sector Risk. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.

Initial Public Offering (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Fund may decrease. The performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Interest Rate Risk. Each Fund invests in debt securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes or uncertainty in monetary policy.

Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates any further, or the timing, frequency or magnitude of any such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.

Inverse Floater Risk. Inverse floaters and inverse interest-only (IOs) are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, a Fund could lose all or substantially all of its investment in inverse IOs.

Japan Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Furthermore, the Japanese economic growth rate could be impacted by Bank of Japan’s monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters, an aging demographic and declining population and/or geopolitical developments associated with actual or potential conflicts with one or more countries in Asia could significantly affect the Japanese economy. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy, but also the geographic region as well as globally. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy. In addition, Japan’s economy has in the past and could in the future be significantly impacted by natural disasters.

Large Cap Company Risk. If a Fund invests in large cap company securities, it may underperform other funds during periods when a Fund’s large cap securities are out of favor.

Loan Risk (JPMorgan Mortgage-Backed Securities Fund only). The Fund may invest in loan assignments and participations (“Loans”),3 including Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk,” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, the

[3]	Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans.

Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the Loan market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans, increase the claims against assets that are permitted against collateral securing Loans or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans issued by such borrowers. Each of these factors might negatively impact the Loans held by the Fund.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. Because some Loans that the Fund invests in may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser.

When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties inter-positioned between the Fund and the borrower. Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.

Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. The Fund will not have direct recourse against the issuer of a loan participation.

Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Loan Risk (JPMorgan Mortgage-Backed Securities ETF only). The Fund may invest in Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk” and “Foreign Securities and Emerging Markets Risk.”

Although certain Loans are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the Loan market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans, increase the claims against assets that are permitted against collateral securing Loans or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans issued by such borrowers. Each of these factors might negatively impact the Loans held by the Fund.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle.

Because some Loans that the Fund invests in may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser. In addition, certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws.

When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, in addition to the credit risk of the borrower, the Fund assumes the credit risk of the seller of the loan participation and any other party’s interposition between the Fund and the borrower. Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participation or assignment.

Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Master Limited Partnerships (MLPs) Risk. The Fund may invest in MLPs whose ownership interests are publicly traded and that primarily derive their income from, among other industries, the mining, production, transportation or processing of minerals or natural resources, although they may also finance entertainment, research and development, real estate and other projects. Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Middle East and Africa Risk. Certain countries in the region are in early stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers may be fewer in number and less well capitalized than brokers in more developed regions. Certain economies in the region depend to a significant degree upon exports of commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, certain governments in the region have exercised substantial influence over the private sector, including ownership or control of companies. Governmental actions in the future could have a significant economic impact. In particular, changes in investment policies or shifts in the prevailing political climate could result in the introduction of changes to government regulations with respect to price controls, export and import controls, income and other taxes, foreign ownership restrictions, foreign exchange and currency controls and labor and welfare benefit policies. Unexpected changes in these policies or regulations could lead to increased investment, operating or compliance expenses. Any such changes could have a material adverse effect on a Fund and the adviser’s business, financial condition and results of operations. Certain countries in the region may be affected by political instability, armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socio-economic unrest. Such developments could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by a Fund. Specific country risks that may have a material adverse effect on a Fund’s business, financial condition and results of operations are: potential political instability, riots or other forms of civil disturbance or violence; war, terrorism, invasion, rebellion or revolution; government interventions, including expropriation or nationalization of assets, increased protectionism and the introduction of tariffs or subsidies; changing fiscal and regulatory regimes; arbitrary or inconsistent government action; inflation in local economies; cancellation, nullification or unenforceability of contractual rights; and underdeveloped industrial and economic infrastructure. In particular, since late 2010, there have been significant civil disturbances and events resulting from political turmoil affecting several countries in the Middle East and Africa region (MENA Region), which to date have led to the collapse, or near collapse, of the political regimes of Syria, Tunisia, Egypt and Libya. There are on-going protests in other countries in the MENA Region, including strikes, demonstrations, marches and rallies. In addition, since late 2011 tensions between western nations and Iran in respect of Iran’s nuclear program have escalated, with Iran threatening to block the Strait of Hormuz and western nations implementing more severe economic sanctions against Iran. Such continuing instability and unrest in the MENA Region may significantly impact economies in the region. Such impacts could occur through a lower flow of foreign direct investment into the region, the outflow of expatriate residents or capital, or increased volatility in the global and regional financial markets. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar, which, if abandoned, could cause sudden and significant currency adjustments, which could impact a Fund’s investment returns in those countries. The legal systems, and the unpredictability thereof, in certain countries in the region also may have an adverse impact on a Fund and may expose the Fund to significant or unlimited liabilities. Investment in certain countries in the region by a Fund may be restricted or prohibited under applicable regulation, and the Fund, as a foreign investor, may be required to obtain approvals and may have to invest on less advantageous terms (including price) than nationals. A Fund’s investments in securities of a country in the region may be subject to economic sanctions or other government restrictions, which may negatively impact the value or liquidity of the Fund’s investments. Investments in the region may adversely impact the operations of a Fund through the delay of the Fund’s ability to exercise its rights as a security holder. Substantial limitations may exist in the region with respect to a Fund’s ability to repatriate investment income, capital gains or its investments. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by a Fund and subject to the limitations on illiquid investments.

Options Risk (JPMorgan International Hedged Equity Fund only). The value of a Fund’s positions in Index options or options on ETFs will fluctuate in response to changes in the value of the underlying index. Writing index call options or options on ETFs can reduce equity market risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. A Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of a Fund’s option strategies, and for these and other reasons, a Fund’s option strategies may not reduce a Fund’s volatility to the extent desired and could result in losses.

Options Risk (JPMorgan International Hedged Equity Laddered Overlay ETF only). The value of the Fund’s positions in options on MSCI EAFE ETFs and MSCI EAFE Index options will fluctuate in response to changes in the value of the underlying ETF or index. The value of options is affected by changes in the value and dividend rates of the securities held by the MSCI EAFE ETFs or represented in the MSCI EAFE Index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the MSCI EAFE ETFs or the MSCI EAFE Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. Selling call options on MSCI EAFE ETFs or the MSCI EAFE Index can reduce equity market risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.

Preferred Securities Risk. Preferred securities generally have a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, dividends on preferred securities are payable only if declared by the issuer’s board of directors. As a consequence, if the board of directors of an issuer does not declare dividends or distributions for the relevant dividend or distribution periods, the issuer will not be obligated to pay dividends or distributions on the relevant payment date, and such dividends and distributions may be forfeited. Holders of preferred securities typically do not have voting rights except in certain circumstances where they may be given only limited voting rights. Preferred securities also may be subject to optional or mandatory redemption provisions. Preferred shares may carry different rights or obligations in jurisdictions outside of the United States.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are redeemed, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, default risk of tenants and borrowers, the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations and unexpected increases in the cost of energy and environmental factors. Furthermore, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940 (1940 Act), which could produce adverse economic consequences for the REIT and its investors, including the Fund.

The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

In addition, certain of the companies in which the Fund intends to invest may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing, if needed, may not be available on favorable terms for development projects, that construction may not be completed on schedule (resulting in increased debt service expense and construction costs), that estimates of the costs of construction may prove to be inaccurate and that properties may not be leased, rented or operated on profitable terms and therefore will fail to perform in accordance with expectations. As a result, the value of the Fund’s investment may decrease in value. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws may adversely impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

MSCI EAFE ETF Risk. The Fund invests in options that derive their value from the MSCI EAFE ETFs, and therefore the Fund’s investment performance is influenced by the investment performance of the MSCI EAFE ETFs. The value of the MSCI EAFE ETFs will fluctuate over time based on fluctuations in the values of the securities held by the MSCI EAFE ETFs, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, the MSCI EAFE ETFs are subject to index related and passive management risks and ETF shares trading risk, including risks relating to the absence of an active market and premium/discount risk. Brokerage, tax and other expenses may negatively impact the performance of an MSCI EAFE ETF and, in turn, the value of the Fund’s investments. The MSCI EAFE ETFs seek to track the MSCI EAFE Index, but may not exactly match the performance of the MSCI EAFE Index due to differences between the portfolio of an MSCI EAFE ETF and the components of the MSCI EAFE Index, fees and expenses, transaction costs, and other factors.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrowers. To the extent that the value or return of the

Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Smaller Company Risk (Target Funds only). Investments in smaller, newer companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Smaller Company Risk (JPMorgan Mortgage-Securities Backed ETF only). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Smaller Company Risk (Small Cap Company and Mid Cap Company Risks) (JPMorgan International Hedged Equity Laddered Overlay ETF only). Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of large capitalization companies, especially over the short term. These risks are higher for small cap companies.

Smaller and/or Mid-Sized Company Risk. Investments in smaller and mid-sized companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments. These risks are higher for small cap companies.

Strategy Risk (JPMorgan International Hedged Equity Fund only). The Fund’s investment strategies may not always provide greater market protection than other equity instruments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

Strategy Risk (JPMorgan International Hedged Equity Laddered Overlay ETF only). The “laddered” component of the strategy is designed to mitigate potential risks associated with only one hedge period, but there is no guarantee that the adviser will be able to do so successfully. The Fund’s investment strategies may not always provide greater market protection than other equity instruments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times when the market is down slightly; during such periods, the Fund is expected to perform in line with broad equity markets.

Structured Instrument Risk. The Fund may invest in instruments that have similar economic characteristics to equity securities, such as participation notes or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.

Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund’s to counterparty risk (and this risk may be amplified if the Fund purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Transactions and Liquidity Risk (JPMorgan Mortgage-Backed Securities ETF only). The Fund could experience a loss when selling securities to meet redemption requests and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of Shares are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. To the extent these larger shareholders transact in the secondary market, such transactions may account for a large percentage of the Fund’s trading volume on the Exchange, which may have a material effect (upward or downward) on the market price of Shares. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Fund to conduct its investment program. The Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s NAV. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Similarly, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance. To the extent redemptions are effected in cash, an investment in the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Transactions and Liquidity Risk (JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Fundamental Data Science Large Value ETF only). The Fund could experience a loss when selling securities to meet redemption requests and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of Shares are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. To the extent these larger shareholders transact in the secondary market, such transactions may account for a large percentage of the Fund’s trading volume on the Exchange, which may have a material effect (upward or downward) on the market price of Shares. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Fund to conduct its investment program. The Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s NAV. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Similarly, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance. To the extent redemptions are effected in cash, an investment in the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Transactions and Liquidity Risk (Target Funds only). The Fund could experience a loss when selling securities to meet redemption requests and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Fund to conduct its investment program. The Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance.

Value Investing Risk. Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued or attractively valued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Volcker Rule Risk. Pursuant to Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 5% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy, with permissible extensions under certain circumstances. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. The Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a regulated investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.

Description of Structural Risks

Authorized Participant Concentration Risk (Acquiring Funds only). Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers.

Market Trading Risk (Acquiring Funds only). Risk that Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund may trade on the Exchange at prices above, below or at their most recent NAV. The NAV of the Fund’s Shares, which is calculated at the end of each business day, will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will also fluctuate, in some cases materially, in accordance with changes in NAV and the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the Shares on the Exchange. Differences between secondary market prices of Shares and the intraday value of the Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the Fund at a particular time.

Given the fact that Shares can be created and redeemed by authorized participants in Creation Units, the adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. While the creation/ redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances, and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, or high market volatility may result in market prices for Shares of the Fund that differ significantly from its NAV or to the intraday value of the Fund’s holdings. As a result of these factors, among others, the Fund’s Shares may trade at a premium or discount to NAV, especially during periods of significant market volatility.

Given the nature of the relevant markets for certain of the securities for the Fund, Shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the Shares’ NAV may widen.

Cost of Buying or Selling Shares. When you buy or sell Shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s Shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that Shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.

Short Selling Risk. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

No Guarantee of Active Trading Market Risk. While Shares are listed on the Exchange, there can be no assurance that active trading markets for the Shares will be maintained by market makers or by authorized participants. JPMorgan Distribution Services, Inc., the distributor of the Fund’s Shares, does not maintain a secondary market in the Shares.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

How do the fundamental investment policies of the Funds compare?

The fundamental investment policies of each Target Fund and its corresponding Acquiring Fund are the same.

Where can I find more financial and performance information about the Funds?

Additional information is available in the Funds’ prospectuses, statements of additional information, the most recent annual reports, semi-annual shareholder reports, and financial statements and other information filed with the SEC on Form N-CSR, as applicable. Because the Acquiring Funds have not yet commenced operations, no financial statements are available for them.

The Target Funds’ prospectuses, as well as the Acquiring Funds’ prospectuses, are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus. A copy of each applicable Target Fund prospectus is available upon request from JPMorgan, free of charge. A copy of each applicable Acquiring Fund prospectus accompanies this Information Statement/Prospectus.

The Statement of Additional Information also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus. The Target Funds’ statements of additional information, as well as the Acquiring Funds’ statements of additional information, are incorporated therein by reference, and are available upon request.

The applicable prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports have been filed with the SEC and are available, free of charge, by (i) calling JPMorgan toll-free at 1-800-480-4111, (ii) accessing the documents at the Funds’ website at https://am.jpmorgan.com/us/en/asset-management/adv/products/fund-documents/, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

PRINCIPAL SHAREHOLDERS

As of the date hereof, each Acquiring Fund was not operational and, therefore, had no shareholders. As of January 31, 2025, the officers and Trustees of the Target Fund Trusts, as a group, owned or controlled less than 1% of the outstanding shares of each Target Fund. As of January 31, 2025, the below shareholders owned of record, or to the knowledge of the Target Fund, beneficially, 5% or more of the outstanding shares outstanding shares of the class identified of the Target Funds. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares.

International Hedged Equity Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	70.25%	3.59%	3.59%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	8.83%	0.45%	0.45%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	6.79%	0.35%	0.35%
C SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	32.81%	0.06%	0.06%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	24.06%	0.04%	0.04%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	22.70%	0.04%	0.04%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	15.21%	0.03%	0.03%

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	29.76%	25.86%	25.86%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	18.99%	16.51%	16.51%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	12.59%	10.94%	10.94%
	SEI PRIVATE TRUST COMPANY C/O SECURITY NATIONAL BANK OMAHA ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	8.75%	7.60%	7.60%
	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.68%	5.80%	5.80%
	LAKE RIDGE BANK 6430 BRIDGE RD MONONA WI 53713-1846	6.47%	5.62%	5.62%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.83%	5.07%	5.07%
R6 SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	89.85%	7.03%	7.03%
	NATIONAL FINANCIAL SERVICES LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	7.86%	0.61%	0.61%

^

On a pro forma basis assuming the value of the shareholder’s interest in the Target Fund on the date of the Reorganization, during which all share classes of the Target will be reorganized into ETF shares of the Acquiring Fund, is the same as on the Record Date.

*

The shareholder of record is a subsidiary or affiliate of JPMorgan Chase (a “JPMorgan Affiliate”). Typically, the shares are held on behalf of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of the Fund, JPMorgan Chase may be deemed to be a “controlling person” of such shares under the 1940 Act.

Mortgage-Backed Securities Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	48.89%	0.88%	0.88%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	11.19%	0.20%	0.20%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	10.56%	0.19%	0.19%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVEBENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	6.15%	0.11%	0.11%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.86%	0.11%	0.11%
C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	25.90%	0.04%	0.04%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	19.79%	0.03%	0.03%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVEBENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	11.33%	0.02%	0.02%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	8.11%	0.01%	0.01%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6.73%	0.01%	0.01%

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.60%	0.01%	0.01%
I SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	27.41%	15.20%	15.20%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	22.03%	12.21%	12.21%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	10.66%	5.91%	5.91%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVEBENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.54%	5.85%	5.85%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	9.05%	5.02%	5.02%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.87%	3.81%	3.81%
R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	53.99%	22.99%	22.99%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	6.00%	2.55%	2.55%
	JPMIM AS AGENT FOR* CLARIAN HEALTH PARTNERS INC ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	5.03%	2.14%	2.14%

^

On a pro forma basis assuming the value of the shareholder’s interest in the Target Fund on the date of the Reorganization, during which all share classes of the Target will be reorganized into ETF shares of the Acquiring Fund, is the same as on the Record Date.

*

The shareholder of record is a subsidiary or affiliate of JPMorgan Chase (a “JPMorgan Affiliate”). Typically, the shares are held on behalf of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of the Fund, JPMorgan Chase may be deemed to be a “controlling person” of such shares under the 1940 Act.

U.S. Applied Data Science Value Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	15.44%	3.76%	3.76%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	14.30%	3.48%	3.48%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	10.29%	2.51%	2.51%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	8.02%	1.95%	1.95%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.73%	1.40%	1.40%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVEBENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.40%	1.31%	1.31%
C SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	38.41%	0.47%	0.47%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	34.18%	0.42%	0.42%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.11%	0.06%	0.06%

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
I SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	17.60%	8.38%	8.38%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	15.03%	7.15%	7.15%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	13.18%	6.27%	6.27%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.89%	5.18%	5.18%
	EMPOWER TRUST FBO FBO CERTAIN RETIREMENT PLANS 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE CO 80111-5002	10.43%	4.96%	4.96%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.24%	4.40%	4.40%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.00%	3.33%	3.33%
R2 SHARES	ASCENSUS TRUST COMPANY FBO THREE WAY CHEVROLET CO. 401(K) PLAN P.O. BOX 10758 FARGO ND 58106-0758	40.00%	0.64%	0.64%
	FIIOC AS AGENT FOR FBO ROBINSON GREEN BERETTA CORPORATION 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1987	9.59%	0.15%	0.15%
	MID ATLANTIC TRUST COMPANY FBO SFA INTERIORS INC. 401(K) PSP & TRU 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	7.29%	0.12%	0.12%

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
	MID ATLANTIC TRUST COMPANY FBO SELECT DOOR AND WINDOW INC 401(K) P 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	6.97%	0.11%	0.11%
	FIDELITY INVESTMENTS INST OPERATIONS CUST FBO CLARKSON WALSH TERRELL & COULTER, PA 401(K) PROFIT SHAREING PLAN 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1999	6.84%	0.11%	0.11%
	MID ATLANTIC TRUST COMPANY FBO BARRON VETERINARY CLINIC 401(K) PRO 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	5.91%	0.09%	0.09%
R5 SHARES	EMPOWER TRUST FBO FBO CERTAIN RETIREMENT PLANS 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE CO 80111-5002	35.23%	0.82%	0.82%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	28.26%	0.66%	0.66%
	MID ATLANTIC TRUST COMPANY FBO AQUA PHARMACEUTICALS LLC 401(K) PRO 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	10.98%	0.26%	0.26%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.81%	0.16%	0.16%
	MID ATLANTIC TRUST COMPANY FBO HERBERT E MACCOMBIE INC 401(K) PROF 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	6.21%	0.14%	0.14%
	MATRIX TRUST COMPANY TRUSTEE FRONT PORCH MARKETING LLC 717 17TH ST STE 1300 DENVER CO 80202-3304	5.85%	0.14%	0.14%
R6 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	29.72%	6.81%	6.81%

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares	Percentage of Target Fund	Percentage of Acquiring Fund After Reorganization^
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	29.08%	6.66%	6.66%
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.28%	1.44%	1.44%

^

On a pro forma basis assuming the value of the shareholder’s interest in the Target Fund on the date of the Reorganization, during which all share classes of the Target will be reorganized into ETF shares of the Acquiring Fund, is the same as on the Record Date.

*

The shareholder of record is a subsidiary or affiliate of JPMorgan Chase (a “JPMorgan Affiliate”). Typically, the shares are held on behalf of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of the Fund, JPMorgan Chase may be deemed to be a “controlling person” of such shares under the 1940 Act.

OTHER SERVICE PROVIDERS

Administrator. JPMIM, 383 Madison Avenue, New York, NY 10179, serves as the administrator for the Target Funds and the Acquiring Funds. In its capacity as administrator, JPMIM receives the following annual fee from each of the Target Funds and Acquiring Funds for administration services: 0.075% of the first $10 billion of average daily net assets of the Fund, plus 0.050% of average daily net assets of the Fund between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Fund between $20 billion and $25 billion, plus 0.010% of the average daily net assets of the Fund over $25 billion.

Distributor. JPMorgan Distribution Services, Inc., 1111 Polaris Parkway, Columbus, OH 43240, is the Distributor of the Target and Acquiring Funds’ shares.

Transfer Agents. SS&C GIDS, Inc. (“SS&C”), 2000 Crown Colony Drive, Quincy, MA 02169, serves as transfer and dividend disbursing agent for the Target Funds. As transfer agent and dividend disbursing agent for the Target Funds, SS&C is responsible for maintaining account records, detailing the ownership of Target Fund shares and for crediting income, capital gains, and other changes in share ownership to shareholder accounts. JPMorgan Chase Bank, 383 Madison Avenue, New York, NY 10179, serves as the transfer agent for the Acquiring Funds. As transfer agent for the Acquiring Funds, JPMorgan Chase Bank is also responsible for maintaining account records, detailing the ownership of Acquiring Fund shares and for crediting income, capital gains, and other changes in share ownership to shareholder accounts. JPMorgan Chase Bank will be paid $250 per creation or redemption transaction. The ETF Trust may be reimbursed for all or part of this fee by the Authorized Participant placing the creation or redemption order.

Fund Accounting Agent. JPMorgan Chase Bank, 383 Madison Avenue, New York, NY 10179, serves as the fund accounting agent for the Target Funds and Acquiring Funds.

Custodian. JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Target Fund’s investments and of each Acquiring Fund’s investments.

Trust Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, is counsel to the Trusts.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm to the Target Funds and Acquiring Funds.

Shareholder Servicing Agent. The Target Fund Trusts, on behalf of the Target Funds, have entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Target Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class C, and Class I Shares of each Target Fund. JPMDS may enter into service agreements with financial intermediaries under which it will pay all or a portion of the annual fee to such financial intermediaries for performing shareholder and administrative services.

Additional Compensation to Financial Intermediaries. With respect to the Target Funds, JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, financial intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), service fees, sub-transfer agency and networking fees that are paid to such financial intermediaries, as described elsewhere in the prospectus for each Target Fund. These additional cash payments are generally made to financial intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives, and financial intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a financial intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such financial intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See each Target Fund’s applicable statement of additional information for more information.

With respect to the Acquiring Funds, JPMIM and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide cash payments to financial intermediaries whose customers invest in shares of the Acquiring Fund. For this purpose, financial intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that may enter into agreements with JPMIM and/or its affiliates. These cash payments may relate to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or the financial intermediaries’ making shares of the Acquiring Fund available to their customers. Such compensation may provide such financial intermediaries with an incentive to favor sales of shares of the Acquiring Fund over other investment options they make available to their customers. See each Acquiring Fund’s applicable statement of additional information for more information.

ADDITIONAL INFORMATION

Shareholders Sharing the Same Address. Normally, if two or more shareholders share the same address and last name, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Fund(s) have received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Acquiring Fund will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address. Please call JPMorgan toll-free at 1-800-480-4111 if you would like to receive a separate copy of the Information Statement/Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of that Fund’s operations, as indicated by the table.

Each Acquiring Fund is new and has no performance history as of the date of this Information Statement/Prospectus. Each Acquiring Fund will adopt the financial history, including the financial highlights, of its corresponding Target Fund following the Reorganizations.

For each of the Target Funds, the financial highlights are included in the applicable Target Fund prospectus, which is incorporated by reference herein. The financial highlights for the Target Funds have been audited by PricewaterhouseCoopers LLP, whose report, along with each Target Fund’s audited annual financial statements, are included in each Target Fund’s financial statements and other information filed with the SEC on Form N-CSR.

In addition, the unaudited financial highlights reflecting the six month period ended August 31, 2024, for the JPMorgan Mortgage-Backed Securities Fund, are included in the JPMorgan Mortgage-Backed Securities ETF’s prospectuses, which are incorporated by reference herein.

Further information about each Target Fund’s performance is contained in the annual reports and financial statements and other information filed with the SEC on Form N-CSR. The Target Funds will furnish, without charge, a copy of their most recent financial statements and other information filed with the SEC on Form N-CSR to any shareholder upon request.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (“Agreement”) is made as of this [ ] day of [ ], 2025, by J.P. Morgan Exchange-Traded Fund Trust, a Delaware statutory trust (“ETF Trust”), on behalf of its series [ ] ETF (the “Acquiring Fund”), and [ ], (“Target Trust”), on behalf of its series [ ] (the “Target Fund”), and, with respect to paragraph 10.2 of this Agreement, J.P. Morgan Investment Management Inc. (“JPMIM”).

WHEREAS, each of the Target Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer, and delivery of all of the property and assets (“Assets”) of the Target Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) equal in aggregate net asset value to the outstanding shares of beneficial interest of the Target Fund (“Target Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities (“Liabilities”) of the Target Fund, (3) the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund (“Target Fund Shareholders”) who hold Target Fund Shares through a brokerage account that can accept Acquiring Fund Shares, (4) the distribution of cash to Target Fund Shareholders in lieu of fractional Acquiring Fund Shares, (5) with respect to Target Fund Shareholders who do not hold Target Fund Shares through a brokerage account that can accept Acquiring Fund Shares, the distribution of cash equal to the net asset value of the Target Fund Shares held by such Target Fund Shareholders, and (6) with respect to Target Fund Shareholders who hold Target Fund Shares through a fund direct individual retirement account (“IRA”), the exchange of Target Fund Shares for Morgan Shares of JPMorgan U.S. Government Money Market Fund, equal in value to the net asset value of such Target Fund Shares held by such Target Fund Shareholders, in complete liquidation of the Target Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement. The Acquiring Fund is, and will be immediately prior to Closing (defined in paragraph 3.1), a shell series, without Assets or Liabilities, created for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, the Board of Trustees of ETF Trust has determined, with respect to the Acquiring Fund, that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of Target Trust has determined, with respect to the Target Fund, that the Reorganization is in the best interests of the Target Fund and that the interests of the existing Target Fund Shareholders will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATION

1.1.

Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Target Trust, on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of its Assets, as set forth in paragraph 1.2, to the Acquiring Fund, and ETF Trust, on behalf of the Acquiring Fund, agrees in exchange therefor:

(a)

to deliver to the Target Fund a number of full shares of beneficial interest of the Acquiring Fund having an aggregate net asset value equal to the value of the Assets of the Target Fund attributable to the Target Fund Shares on such date, less:

i.	the value of cash to be distributed to Target Fund Shareholders in lieu of fractional Acquiring Fund Shares;

ii.

the value of cash to be distributed to Target Fund Shareholders who do not hold Target Fund Shares through a brokerage account that can accept Acquiring Fund Shares (“Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Fund Shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund Shares;

iii.

the value of the Target Fund Shares of Target Fund Shareholders whose Target Fund Shares are held through a fund direct IRA (“IRA Shareholders”), which shall be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the net asset value of such Target Fund Shares; and

iv.	the value of the Liabilities of the Target Fund attributable to those Target Fund Shares as of the time and date set forth in paragraph 3.1;

with the number of full shares to be delivered determined by dividing the value of such Target Fund’s net Assets (computed in the manner and as of the time and date set forth in paragraph 2.1), except for the sum of the values in subparagraph (a)(i)-(iv) of this paragraph 1.1, by the net asset value of one share of Acquiring Fund Shares (as computed in the manner and as of the time and date set forth in paragraph 2.2); and

(b)	to assume all Liabilities of the Target Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2.

The Assets of Target Trust attributable to the Target Fund to be sold, assigned, conveyed, transferred and delivered to ETF Trust, on behalf of the Acquiring Fund, shall consist of all assets of the Target Fund, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Valuation Date as defined in paragraph 2.1, except for assets having a value equal to the sum of the values in subparagraph (a)(i)-(iv) of paragraph 1.1. The Target Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Target Fund after the Closing Date as stock dividends or other distributions on or with respect to the Assets transferred, which rights, stock dividends, and other securities shall be deemed included in the Assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the Assets of the Target Fund acquired by the Acquiring Fund.

1.3.	ETF Trust, on behalf of the Acquiring Fund, shall assume all of the Liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date.

1.4.

Immediately following the actions contemplated by paragraph 1.1, Target Trust shall take such actions necessary to complete the liquidation of the Target Fund. To complete the liquidation, Target Trust, on behalf of the Target Fund, shall (a) distribute to the Target Fund Shareholders of record (other than Cash-Out Shareholders and IRA Shareholders) as of the Closing Date, as defined in paragraph 3.1, on a pro rata basis, the Acquiring Fund Shares received by Target Trust, on behalf of the Target Fund, pursuant to paragraph 1.1, (b) distribute cash, as provided in paragraph 1.1 to the Cash-Out Shareholders, and, with respect to IRA Shareholders, initiate the exchange of Target Fund shares for Morgan Shares of JPMorgan U.S. Government Money Market Fund, equal in value to the net asset value of such Target Fund shares held by such Target Fund Shareholders, and (c) completely liquidate. Such liquidation shall be accomplished, with respect to the Target Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of Acquiring

Fund Shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund Shares owned by Target Fund Shareholders on the Closing Date less: (i) the value of cash to be distributed to Target Fund Shareholders in lieu of fractional Acquiring Fund Shares; (ii) the value of cash to be distributed to Cash-Out Shareholders, who shall not receive a distribution of such Acquiring Fund Shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund Shares; and (iii) the value of the Target Fund Shares of IRA Shareholders whose Target Fund Shares are held through a fund direct IRA, which shall be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the net asset value of such Target Fund Shares. All issued and outstanding Target Fund Shares will be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange. For the avoidance of doubt: (1) in connection with the above-provided liquidation and distribution of Acquiring Fund Shares, if a Target Fund Shareholder does not hold their Target Fund Shares in a brokerage account that can accept the Acquiring Fund Shares being distributed, then such Target Fund Shareholder shall not receive a distribution of such Acquiring Fund Shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund Shares; and (2) Target Fund Shareholders who hold Target Fund Shares through a fund direct IRA will have their shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of their Target Fund shares, unless such a Target Fund Shareholder provides alternative direction prior to the Reorganization.

1.5.	Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6.

Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

2.	VALUATION

2.1.

The value of the Assets of the Target Fund shall be determined as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, and after the declaration of any dividends by the Target Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the Acquiring Fund would use in determining the fair market value of its Assets and Liabilities. The Target Fund will not treat an intraday unscheduled disruption or closure in NYSE trading on the Valuation Date as a closure of the NYSE and will calculate net asset value as of 4:00 p.m., Eastern Time, if the particular disruption or closure directly affects only the NYSE.

2.2.

The aggregate net asset value of the Acquiring Fund’s Acquiring Fund Shares shall be determined to four decimal places on the Valuation Date, using the valuation procedures established by the Board of Trustees of ETF Trust.

2.3.

The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined with respect to the Target Fund by dividing the value of the net assets with respect to the Target Fund Shares, determined as set forth in paragraph 2.1, except for the sum of the values in subparagraph (a)(i)-(iv) of paragraph 1.1, by the net asset value per share of the Acquiring Fund Shares, determined as set forth in paragraph 2.2. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares.

3.	CLOSING AND CLOSING DATE

3.1.

The Closing Date shall be [ ], 2025, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties.

The “close of business” on the Closing Date shall be as of 5:00 p.m., Eastern Time. The Closing shall be held at the offices of JPMIM or at such other time and/or place, including by virtual means, as the parties may agree.

3.2.

Target Trust shall direct JPMorgan Chase Bank, N.A. (“JPMCB”), as custodian for the Target Fund (“Target Fund Custodian”), to deliver to ETF Trust, on behalf of the Acquiring Fund, at the Settlement Date, as defined below, a certificate of an authorized officer stating that (i) all Assets, cash and other financial interests of the Target Fund held by the Target Fund Custodian on behalf of the Target Fund pursuant to the Target Fund’s custody agreement with the Target Fund Custodian have been delivered to the Acquiring Fund, as of the settlement date of [     ], 2025 (the “Settlement Date”), (ii) the Target Fund Custodian has paid any and all taxes with respect to the Target Fund that the Target Fund has specifically and properly instructed the Target Fund Custodian to pay, and agrees to notify the Acquiring Fund in the event it receives notification of any additional taxes that would be due with respect to the Target Fund, and (iii) all income that is received by the Target Fund Custodian after the Settlement Date for the account of the Target Fund will be credited to the Acquiring Fund in accordance with Section 2.7 of the September 1, 2010 Amended and Restated Global Custody and Fund Accounting Agreement between the Target Fund and the Target Fund Custodian, as amended from time to time. The Target Fund Custodian shall deliver to JPMCB, as the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”), as of the Settlement Date by book entry, in accordance with the customary practices of the Target Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets of the Target Fund deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund Custodian on the Settlement Date.

3.3.

Target Trust shall direct DST Asset Manager Solutions, Inc., in its capacity as transfer agent for the Target Fund (“Transfer Agent”), to deliver to ETF Trust, on behalf of the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Target Fund Shareholder and the number and percentage ownership of Target Fund Shares owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Target Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Target Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4.

In the event that at the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net Assets of the Target Fund or the Acquiring Fund is impracticable (in the judgment of the Trustees of Target Trust, with respect to the Target Fund and of the Trustees of ETF Trust with respect to the Acquiring Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.	Except as has been fully disclosed in Schedule 4.1 to this Agreement, Target Trust, on behalf of the Target Fund, represents and warrants as follows:

(a)	The Target Fund is duly established as a series of Target Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Agreement and Declaration of Trust (collectively, the “Charter”), as amended, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Target Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Target Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Schedule 4.1.

(b)

Target Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Target Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “Hart-Scott-Rodino Act”).

(d)

The current prospectuses and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

On the Closing Date, Target Trust, on behalf of the Target Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, ETF Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)

The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or by-laws of Target Trust, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Target Trust, on behalf of the Target Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Target Trust, on behalf of the Target Fund, is a party or by which it is bound.

(g)

All material contracts or other commitments of the Target Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Target Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Target Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)

No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Target Trust’s knowledge, threatened against Target Trust, with respect to the Target Fund or any of the Target Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as disclosed on Schedule 4.1, Target Trust, on behalf of the Target Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Target Fund at [[ ], 2022] have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied. Such statements (true and correct copies of which have been furnished to Target Trust, on behalf of the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other Liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)

Since [ ], there has not been any material adverse change in the Target Fund’s financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Target Fund’s investment policies. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund Liabilities, or the redemption of Target Fund Shares by Target Fund Shareholders shall not constitute a material adverse change.

(k)

On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Target Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)

For each taxable year of its operation (including with respect to the taxable year that includes the Closing Date the portion of such taxable year up to the Closing date), the Target Fund has met or meets the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Target Fund has declared and distributed as of the Closing Date substantially all amounts required to have been declared and distributed by such Closing Date of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(m)	All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Target Trust, on behalf of the Target Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares. The Target Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Target Fund, is unsuitable for the Acquiring Fund to acquire.

(n)

The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary trust action on the part of the Board of Trustees of Target Trust, on behalf of the Target Fund, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of Target Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)

The combined information statement and prospectus (“Information Statement/Prospectus”) to be included in the Registration Statement (as defined in paragraph 5.5), insofar as it relates to the Target Fund and Target Trust, will from the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Target Fund for use in supplements to registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2.	Except as has been fully disclosed to Target Trust in Schedule 4.2 to this Agreement, ETF Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)

The Acquiring Fund is duly established as a series of ETF Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Charter, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. ETF Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. ETF Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Schedule 4.2.

(b)

ETF Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)

The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Charter or by-laws of ETF Trust, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which ETF Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ETF Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)

No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to ETF Trust’s knowledge, threatened against ETF Trust, with respect to the Acquiring Fund or any of the Acquiring Fund’s Assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, ETF Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g)

As the Acquiring Fund has not yet commenced operations, there has not been any material adverse change in the Acquiring Fund’s financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment policies. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund Liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(h)

On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due, if any, on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of ETF Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(i)

The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and to be eligible to and will intend to compute its federal income tax under Section 852 of the Code for each taxable year.

(j)

All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by ETF Trust, on behalf of the Acquiring Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by ETF Trust, on behalf of the Acquiring Fund.

(k)

The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Trustees of ETF Trust, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of ETF Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)

The Information Statement/Prospectus to be included in the Registration Statement, insofar as it relates to the Acquiring Fund, ETF Trust and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in supplements to registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

ETF Trust, on behalf of the Acquiring Fund, and Target Trust, on behalf of the Target Fund, hereby further covenant as follows:

5.1.

The Target Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund is not currently operational.

5.2.

The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.	The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.4.

Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.

ETF Trust, on behalf of the Acquiring Fund, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”). The Target Fund will provide to the Acquiring Fund such information regarding the Target Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.6.

Each of the Acquiring Fund and the Target Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7.

Target Trust, on behalf of the Target Fund, covenants that it will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as Target Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Target Trust’s, on behalf of the Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) ETF Trust’s, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.8.

The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.9.

The Acquiring Fund shall not change its Charter, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of Target Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the election of Target Trust, to the performance by ETF Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.

All representations and warranties of ETF Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2.

ETF Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ETF Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3.

ETF Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as Target Trust, on behalf of the Target Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Target Trust, on behalf of the Target Fund, has title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) ETF Trust’s, on behalf of the Acquiring Fund, assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4.

ETF Trust, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in its name by its President or Vice President and the Treasurer or Assistant Treasurer of ETF Trust, in a form reasonably satisfactory to Target Trust, on behalf of the Target Fund, and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as Target Trust shall reasonably request.

6.5.

The Target Fund and the Acquiring Fund shall have agreed on the number of full Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and cash shall be distributed to Target Fund Shareholders in connection with this Reorganization in lieu of fractional Acquiring Fund Shares.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of ETF Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the election of Target Trust, to the performance by Target Trust, on behalf of the Target Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1.

All representations and warranties of Target Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.

Target Trust, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Target Trust, on behalf of the Target Fund, on or before the Closing Date.

7.3.

Target Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of Target Trust, on behalf of the Target Fund. Target Trust shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as ETF Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Target Trust’s, on behalf of the Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) ETF Trust’s, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4.

Target Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Fund by the President or Vice President and the Treasurer or Assistant Treasurer of Target Trust, in a form reasonably satisfactory and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as Target Trust, on behalf of the Acquiring Fund, shall reasonably request.

7.5.

The Target Fund and the Acquiring Fund shall have agreed on the number of full Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and cash shall be distributed to Target Fund Shareholders in connection with this Reorganization in lieu of fractional Acquiring Fund Shares.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Target Trust, on behalf of the Target Fund, or ETF Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1.

This Agreement and the transactions contemplated herein shall have been approved by the Trustees of Target Trust, on behalf of the Target Fund, and ETF Trust, on behalf of the Acquiring Fund, in accordance with the provisions of the Charter and by-laws of Target Trust, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, Target Trust may not waive the condition set forth in this paragraph 8.1.

8.2.

On the Closing Date, no action, suit or other proceeding shall be pending or, to the knowledge of either of ETF Trust or Target Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by ETF Trust and Target Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the Assets of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

8.4.

The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5.	With respect to the Reorganization, the Acquiring Fund and the Target Fund shall have received an opinion of Dechert LLP, substantially to the effect that for U.S. federal income tax purposes:

(a)

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) (1)(F) of the Code, and the Acquiring Fund and Target Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Target Fund solely in exchange for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund Shares;

(c)

Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets of the Target Fund to the Acquiring Fund solely in exchange for the assumption by the Acquiring Fund of the Target Fund’s Liabilities and the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Target Fund Shareholders in exchange for their Target Fund Shares;

(d)

Under Section 354 of the Code, no gain or loss will be recognized by any Target Fund Shareholder upon the exchange of its Target Fund Shares solely for Acquiring Fund Shares (except with respect to cash received in lieu of fractional shares);

(e)

Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund Shares exchanged in the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received);

(f)

Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Target Fund Shareholder will include the period during which the Target Fund Shares exchanged therefor were held by such shareholder, provided the Target Fund Shares are held as capital assets at the time of the Reorganization;

(g)

Under Section 362(b) of the Code, the tax basis of the Assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Target Fund immediately prior to the Reorganization;

(h)

Under Section 1223(2) of the Code, the holding period of the Assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those Assets were held by the Target Fund; and

(i)	The Target Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund without limitation.

The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Target Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Dechert LLP’s opinion. Notwithstanding anything herein to the contrary, neither ETF Trust nor Target Trust may waive the conditions set forth in this paragraph 8.5.

8.6.

Target Trust and ETF Trust shall have received the opinion of Dechert LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to ETF Trust, on behalf of the Acquiring Fund, and Target Trust, on behalf of the Target Fund), substantially to the effect that, based upon certain facts and certifications made by ETF Trust, on behalf of the Acquiring Fund, and Target Trust, on behalf of the Target Fund, and their authorized officers, (a) ETF Trust is duly organized and validly existing under the laws of Delaware and has power to own all of its Assets and to carry on its business as presently conducted, and the Acquiring Fund is a series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and by-laws of ETF Trust; (b) Target Trust is duly organized and validly existing under the laws of the State of Delaware and has power to own all of its Assets and to carry on its business as presently conducted, and the Target Fund is a series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and by-laws of Target Trust; (c) the Acquiring Fund has the power to assume the Liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Target Fund by ETF Trust, on behalf of the Acquiring Fund, of the Assumption Instrument, the Acquiring Fund will have duly assumed such Liabilities; (d) the Target Fund has the power to sell, assign, transfer and deliver the Assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquiring Fund by Target Trust, on behalf of the Target Fund, of the Transfer Instruments against payment therefor, the Target Fund will have duly transferred such Assets to the Acquiring Fund; (e) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and the Target Fund and, assuming the Registration Statement and Information Statement/Prospectus comply with applicable federal securities laws, constitutes the valid and binding obligation of the Acquiring Fund and Target Fund, enforceable against the Acquiring Fund and Target Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (f) the Acquiring Fund Shares to be issued for transfer to the Target Fund Shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by the Acquiring Fund against delivery of all of the Assets of the Target Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (g) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Charter or by-laws of either ETF Trust or Target Trust, or result in a violation of the terms and provision of the agreements to which ETF Trust or the Acquiring Fund or Target Trust or the Target Fund is a party or by which either ETF Trust or the Acquiring Fund or Target Trust or the Target Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal, Delaware state court or governmental body is required for the consummation by ETF Trust and the Acquiring Fund and Target Trust and the Target Fund of the transactions contemplated by the Agreement, except such as have been obtained; (h) to the knowledge of such counsel, based on discussions with officers of ETF Trust and Target Trust but without other independent investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to ETF Trust, with respect to the Acquiring Fund, or Target Trust, with respect to the Target Fund, or any of their respective Assets, that, if adversely determined, would materially and adversely affect their respective financial conditions or the conduct of their respective businesses; to the knowledge of such counsel, based on discussions with officers of ETF Trust and Target Trust but without other independent investigation, neither ETF Trust nor Target Trust nor the Acquiring Fund or Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of ETF Trust and Target Trust but without other independent investigation, there is no legal or governmental proceeding relating to ETF Trust or the Acquiring Fund or Target Trust or the Target Fund pending on or before the date of mailing of the Information Statement/Prospectus or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (i) each of ETF Trust and Target Trust is registered with the Commission as an investment company under the 1940 Act; and (j) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (1) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (2) no proceedings for that purpose have been instituted or threatened by the Commission.

8.7.

The Assets of the Target Fund will include no assets which the Acquiring Fund, by reason of limitations contained in its Charter or of investment policies disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.	INDEMNIFICATION

9.1.

The Acquiring Fund, solely out of its Assets (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless Target Trust and its Trustees and officers from and against any and all losses, claims, damages, Liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund, as applicable of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by ETF Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2.

The Target Fund, solely out of its Assets (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless ETF Trust and its Trustees and officers from and against any and all losses, claims, damages, Liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Target Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Target Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKERAGE FEES AND BROKERAGE EXPENSES; REORGANIZATION COSTS

10.1.

ETF Trust, on behalf of the Acquiring Fund, and Target Trust, on behalf of the Target Fund, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.

JPMIM will pay for the costs incurred by the Funds associated with the Reorganization (including the legal costs associated with the Reorganization) by waiving fees or reimbursing expenses to offset the costs incurred by the Target Funds and Acquiring Funds associated with the Reorganization, including any brokerage fees and expenses incurred by the Funds related to the disposition and acquisition of Assets as part of the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees, and securities registration fees. Brokerage fees and expenses related to the disposition and acquisition of Assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be covered by JPMIM. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.

Each of ETF Trust, on behalf of the Acquiring Fund, and Target Trust, on behalf of the Target Fund, agrees that it has not made any representation, warranty nor covenant, on behalf of either the Target Fund or the Acquiring Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.

The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trustees of ETF Trust with respect to the Acquiring Fund or Target Trust with respect to the Target Fund at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Target Fund, respectively.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ETF Trust and Target Trust.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

277 Park Avenue, New York, NY 10017, to the attention of the Target Trust’s secretary and with a copy to Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, attn: Anthony Zacharski.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.	The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

15.3.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

Target Trust, on behalf of Target Fund	J.P. Morgan Exchange-Traded Fund Trust, on behalf of Acquiring Fund

By:	By:
Name:	Name:
Title:	Title:

With respect to paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.

By:
Name:
Title:

Schedule 4.1

Disclosure Form – Target Trust

[ ]

Schedule 4.2

Disclosure Form – J.P. Morgan Exchange-Traded Fund Trust

[ ]

APPENDIX B

COMPARISON OF GOVERNING INSTRUMENTS

The following is a summary of certain important differences between the organizational documents governing the Target Funds and the Acquiring Funds. It is not a complete description of these governing documents. In many instances, shareholders of the Target Funds will have the same or similar rights as shareholders of the Acquiring Funds. For more information, shareholders should review the applicable governing documents in their entirety.

•

JPMorgan International Hedged Equity Fund is a series of JPMorgan Trust IV (“Trust IV”), which is a Delaware statutory trust that is governed both by the Delaware Statutory Trust Act (“Delaware Act”) and Trust I’s Declaration of Trust.

•

JPMorgan Mortgage-Backed Securities Fund is a series of JPMorgan Trust II (“Trust II”), which is a Delaware statutory trust that is governed both by the Delaware Act and Trust II’s Declaration of Trust.

•

JPMorgan U.S. Applied Data Science Value Fund is a series of JPMorgan Trust I (“Trust I”), which is a Delaware statutory trust that is governed both by the Delaware Act and Trust I’s Declaration of Trust.

•

Each Acquiring Fund is a separate series of J.P. Morgan Exchange-Traded Fund Trust (“ETF Trust”), which is a Delaware statutory trust that is governed both by the Delaware Act and ETF Trust’s Declaration of Trust.

Shareholder Meetings
Trust I, Trust II, and Trust IV

Special meetings of the shareholders of the trust may be called at any time by the trustees or by the president or the secretary for the purpose of taking action upon any matter requiring the vote or authority of the shareholders of the trust as provided therein or provided in the declaration of trust or upon any other matter as to which such vote or authority is deemed by the trustees or the president to be necessary or desirable.

Meetings of the shareholders of the trust may be called for any purpose deemed necessary or desirable upon the written request of the shareholders holding at least ten percent (10%) of the outstanding shares of the trust entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

ETF Trust

Special meetings of the shareholders of the trust may be called at any time by the trustees or by the president or the secretary for the purpose of taking action upon any matter requiring the vote or authority of the shareholders of the trust as provided therein or provided in the declaration of trust or upon any other matter as to which such vote or authority is deemed by the trustees or the president to be necessary or desirable.

Meetings of the shareholders of the trust may be called for any purpose deemed necessary or desirable upon the written request of the shareholders holding at least twenty-five percent (25%) of the outstanding shares of the trust entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

Voting Rights
Trust I, Trust II, and Trust IV

As to each matter on which a shareholder is entitled to vote, such shareholder shall be entitled to one vote for each dollar of NAV represented by such shareholder’s shares and a proportionate fractional vote with respect to the remainder of the NAV of such shares, if any.

On any matters submitted to a vote of the shareholders, all outstanding shares of the trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series; (ii) when the matter involves any action that the trustees have determined will affect only the interests of one or more series, then only the shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon.

ETF Trust

As to each matter on which a shareholder is entitled to vote, such shareholder shall be entitled to one vote for each dollar of NAV represented by such shareholder’s shares and a proportionate fractional vote with respect to the remainder of the NAV of such shares, if any.

On any matters submitted to a vote of the shareholders, all outstanding shares of the trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series; (ii) when the matter involves any action that the trustees have determined will affect only the interests of one or more series, then only the shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon.

Quorum
Trust I and Trust II

Except when a larger quorum is required by applicable law, by the by-laws or by the declaration of trust, a majority of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote as a single class separate from any other shares, a majority of the outstanding shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

Trust IV and ETF Trust

Except when a larger quorum is required by applicable law, by the by-laws or by the declaration of trust, one-third of the outstanding shares entitled to vote in person or by proxy shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote as a single class separate from any other shares, one-third of the outstanding shares of each such series (or class) entitled to vote in person or by proxy shall constitute a quorum at a shareholders’ meeting of that series (or class).

Required Vote
Trust I and Trust II

Except when a larger vote is required by any provision of the declaration of trust or the by-laws or by applicable law, when a quorum is present at any meeting, a majority of the outstanding shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the declaration of trust requires that the holders of any series shall vote as a series (or that holders of a class shall vote as a class), then a majority of the outstanding shares of that series (or class) voted on the matter shall decide that matter insofar as that series (or class) is concerned.

Trust IV and ETF Trust

Except when a larger vote is required by any provision of the declaration of trust or the by-laws or by applicable law, when a quorum is present at any meeting, a majority of the outstanding shares cast shall decide any questions, except with respect to the election of trustees, which shall be decided by a plurality of the votes cast in person or by proxy, provided that where any provision of law or of the declaration of trust requires that the holders of any series shall vote as a series (or that holders of a class shall vote as a class), then a majority of the outstanding shares of that series (or class) cast on the matter shall decide that matter insofar as that series (or class) is concerned.

Shareholder Liability
Trust I, Trust II, and Trust IV

No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the trust or any series or class. Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

ETF Trust

No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the trust or any series or class. Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

Trustee Removal
Trust I, Trust II, and Trust IV

Any trustee may be removed (a) with or without cause at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the trust, or (b) with or without cause at any time by written instrument signed by a supermajority of trustees, or by resolution approved by a supermajority of trustees, specifying the date when such removal shall become effective.

ETF Trust

Any trustee may be removed (a) with or without cause at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the trust, or (b) with or without cause at any time by written instrument signed by a supermajority of trustees, or by resolution approved by a supermajority of trustees, specifying the date when such removal shall become effective.

Amendments to Declaration of Trust
Trust I, Trust II, and Trust IV

Except as specifically provided in the declaration of trust, the trustees may, without shareholder vote, restate, amend, or otherwise supplement the declaration of trust.

Shareholders shall have the right to vote on: (i) any amendment that would affect their right to vote on certain matters granted in declaration of trust; (ii) any amendment to the provisions of the declaration of trust relating to amendments of the declaration of trust; (iii) any amendment that may require their vote under applicable law or by the trust’s registration statement, as filed with the SEC; and (iv) any amendment submitted to them for their vote by the trustees.

Notwithstanding anything else in the declaration of trust, no amendment of the declaration of trust shall limit the rights to insurance provided therein with respect to any acts or omissions of persons covered by the declaration of trust prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in therein or as provided in the by-laws with respect to any acts or omissions of persons covered thereby prior to such amendment.

Neither the certificate of trust nor the declaration of trust may be amended to reduce the percentage of trustees necessary to constitute a supermajority of trustees or to eliminate the requirement for approval of a supermajority of trustees as to any matter without the approval of a supermajority of trustees.

ETF Trust

Except as specifically provided in the declaration of trust, the trustees may, without shareholder vote, restate, amend, or otherwise supplement the declaration of trust.

Shareholders shall have the right to vote on: (i) any amendment that would affect their right to vote on certain matters granted in declaration of trust; (ii) any amendment to the provisions of the declaration of trust relating to amendments of the declaration of trust; (iii) any amendment that may require their vote under applicable law or by the trust’s registration statement, as filed with the SEC; and (iv) any amendment submitted to them for their vote by the trustees.

Notwithstanding anything else in the declaration of trust, no amendment of the declaration of trust shall limit the rights to insurance provided therein with respect to any acts or omissions of persons covered by the declaration of trust prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in therein or as provided in the by-laws with respect to any acts or omissions of persons covered thereby prior to such amendment.

Neither the certificate of trust nor the declaration of trust may be amended to reduce the percentage of trustees necessary to constitute a supermajority of trustees or to eliminate the requirement for approval of a supermajority of trustees as to any matter without the approval of a supermajority of trustees.

Dissolution
Trust I, Trust II, and Trust IV

The trust may be dissolved at any time by vote of a majority of the outstanding shares of each series entitled to vote or by the trustees by written notice to the shareholders. Any series of shares or class thereof may be dissolved at any time by vote of a majority of the outstanding shares of such series or class entitled to vote or by the trustees by written notice to the shareholders of such series or class.

ETF Trust

The trust may be dissolved at any time by vote of a majority of the outstanding shares of each series entitled to vote or by the trustees by written notice to the shareholders. Any series of shares or class thereof may be dissolved at any time by vote of a majority of the outstanding shares of such series or class entitled to vote or by the trustees by written notice to the shareholders of such series or class.

Derivative Actions
Trust I, Trust II, and Trust IV

Shareholders of the trust or any series may not bring a derivative action to enforce the right of the trust or an affected series, as applicable, unless certain conditions are met, including: (i) each complaining shareholder was a shareholder of the trust or the affected series, as applicable, at the time of the action or failure to act complained of; (ii) prior to the commencement of such derivative action, the complaining shareholders have made a written demand containing certain information to the trustees requesting that the trustees cause the trust or affected series, as applicable, to file the action itself; (iii) shareholders owning shares representing at least 10% of the voting power of the trust or the affected series, as applicable, must join in bringing the derivative action; and (iv) a copy of the derivative complaint must be served on the trust.

Within 30 calendar days of the receipt of such demand by the trustees, those trustees who are not deemed to be interested persons of the trust will consider the merits of the claim and determine whether maintaining a suit would be in the best interests of the trust or the affected series, as applicable. If the demand for derivative action has not been considered within 30 calendar days of the receipt of such demand by the trustees, the complaining shareholders may not be barred from commencing a derivative action.

If a majority of those trustees who are not deemed to be interested persons of the trust have determined that maintaining a suit would not be in the best interests of the trust or the affected series, as applicable, the complaining shareholders shall be barred from commencing the derivative action.

ETF Trust

Shareholders of the trust or any series may not bring a derivative action to enforce the right of the trust or an affected series, as applicable, unless certain conditions are met, including: (i) each complaining shareholder was a shareholder of the trust or the affected series, as applicable, at the time of the action or failure to act complained of; (ii) prior to the commencement of such derivative action, the complaining shareholders have made a written demand containing certain information to the trustees requesting that the trustees cause the trust or affected series, as applicable, to file the action itself; and (iii) a copy of the derivative complaint must be served on the trust.

Within 90 calendar days (with the ability to extend up to a maximum of 120 days) of the receipt of such demand by the trustees, the independent trustees will consider the merits of the claim and determine whether maintaining a suit would be in the best interests of the trust or the affected series, as applicable.

If notice of a decision has not been sent to the complaining shareholder within the time permitted, the complaining shareholders may not be barred from commencing a derivative action.

If a majority of the independent trustees have determined that maintaining a suit would not be in the best interests of the trust or the affected series, as applicable, the complaining shareholders shall be barred from commencing the derivative action.

STATEMENT OF ADDITIONAL INFORMATION

DATED [March] 27, 2025

Registration Statement on Form N-14 Filed by:

J.P. MORGAN EXCHANGE-TRADED FUND TRUST

277 Park Avenue

New York, New York 10172

Acquisition of All of the Assets and Liabilities of:

JPMorgan International Hedged Equity Fund (a series of JPMorgan Trust IV),

JPMorgan Mortgage-Backed Securities Fund (a series of JPMorgan Trust II),

JPMorgan U.S. Applied Data Science Value Fund (a series of JPMorgan Trust I),

by and in exchange for shares of

(each a series of J.P. Morgan Exchange-Traded Fund Trust):

JPMorgan International Hedged Equity Laddered Overlay ETF,

JPMorgan Mortgage-Backed Securities ETF,

JPMorgan Fundamental Data Science Large Value ETF,

respectively.

This Statement of Additional Information (“SAI”) is being furnished upon request to shareholders of certain series (each, a “Target Fund”) of JPMorgan Trust I (“Trust I”), JPMorgan Trust II (“Trust II”), and JPMorgan Trust IV (“Trust IV” and collectively with Trust I and Trust II, the “Target Fund Trusts”) in connection with the reorganization of each Target Fund into a newly-created exchange-traded fund (“ETF”) in the form of a corresponding series (each, an “Acquiring Fund” and together with the Target Funds, the “Funds”) of J.P. Morgan Exchange-Traded Fund Trust (the “ETF Trust”), along with the subsequent liquidation of each Target Fund as listed in the chart below (each such reorganization and liquidation, a “Reorganization”), and as described in the related Information Statement/Prospectus:

Reorganization	Target Fund	Acquiring Fund

International Hedged Equity Reorganization	JPMorgan International Hedged Equity Fund, a series of Trust IV	JPMorgan International Hedged Equity Laddered Overlay ETF, a series of ETF Trust

Mortgage-Backed Securities Reorganization	JPMorgan Mortgage-Backed Securities Fund, a series of Trust II	JPMorgan Mortgage-Backed Securities ETF, a series of ETF Trust

U.S. Applied Data Science Reorganization	JPMorgan U.S. Applied Data Science Value Fund, a series of Trust I	JPMorgan Fundamental Data Science Large Value ETF, a series of ETF Trust

1

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.

The Statement of Additional Information of the JPMorgan International Hedged Equity Fund, dated March 1, 2024, as supplemented and amended to date (as previously filed via EDGAR on February  22, 2024 [Accession No. 0001193125-24-042284]);

2.

The Statement of Additional Information of the JPMorgan Mortgage-Backed Securities Fund, dated July 1, 2024, as supplemented and amended to date (as previously filed via EDGAR on June  21, 2024 [Accession No. 0001193125-24-165740]);

3.

The Statement of Additional Information of the JPMorgan U.S. Applied Data Science Value Fund, dated November 1, 2024, as supplemented and amended to date (as previously filed via EDGAR on October  25, 2024 [Accession No. 0001193125-24-243869]);

4.

The audited financial statements, including the financial highlights, and related report of the independent public accounting firm appearing in the JPMorgan International Hedged Equity Fund’s Annual Report to shareholders for the period ended October  31, 2024 (as previously filed via EDGAR on December  28, 2023 [Accession No. 0001193125-23-304754]);

5.

The audited financial statements, including the financial highlights, and related report of the independent public accounting firm appearing in the JPMorgan Mortgage-Backed Securities Fund’s Annual Report to shareholders for the period ended February  29, 2024 (as previously filed via EDGAR on May  6, 2024 [Accession No. 0001193125-24-131657]);

6.

The audited financial statements, including the financial highlights, and related report of the independent public accounting firm appearing in the JPMorgan U.S. Applied Data Science Value Fund’s Annual Report to shareholders for the period ended June  30, 2024 (as previously filed via EDGAR on September 6, 2024 [Accession No. 0001193125-24-214942]);

7.

The unaudited financial statements appearing in the JPMorgan Mortgage-Backed Securities Fund’s Semi-Annual Report to shareholders for the period ended August  31, 2024 (as previously filed via EDGAR on November 5, 2024 [Accession No. 0001193125-24-251179]);

8.

The Statement of Additional Information of each of the JPMorgan International Hedged Equity Laddered Overlay ETF, JPMorgan Mortgage-Backed Securities ETF, and JPMorgan Fundamental Data Science Large Value ETF dated February  21, 2025, as supplemented and amended to date (as previously filed via EDGAR on February  21, 2025 [Accession No. 0001193125-25-032035]).

Because each Acquiring Fund was newly-created for the purposes of its respective Reorganization, the Acquiring Funds have not published financial statements. Each Acquiring Fund is a newly-created shell series of ETF Trust with no assets or liabilities that will commence operations upon consummation of the respective Reorganization and continue the operations of the corresponding Target Fund. Each Target Fund shall be the accounting and performance survivor in its respective Reorganization, and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the corresponding Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated February 24, 2025, relating to the Reorganizations.

The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by calling collect at 1-800-480-4111, by writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143, or by accessing documents relating to the Target Funds at the Funds’ website at www.jpmorganfunds.com.

2

Supplemental Financial Information

Tables showing the fees and expenses of each Acquiring Fund and its corresponding Target Fund, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganizations, are included in the section entitled “What are the fees and expenses of the Funds and what might they be after the Reorganizations?” in the Information Statement/Prospectus. The fee tables do not include separate pro forma tables representing the combined Funds following the Reorganization because the Acquiring Funds pro forma tables show the fees and expenses that will apply going forward; the Acquiring Funds are not operational and do not currently have investment assets. The Reorganizations will not result in a material change to any of the Target Funds’ portfolio holdings, as each Acquiring Fund has the same or substantially similar investment objectives, investment strategies, and investment restrictions as its corresponding Target Fund (except as otherwise noted in the Information Statement/Prospectus). Accordingly, a schedule of investments of each Target Fund modified to show the effects of such change is not required and is not included. There are no material differences in the accounting policies of each Target Fund as compared to those of its corresponding Acquiring Fund.

3

Part C

Item 15.	Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article VII, Sections 2, 4 and 6 of the Declaration of Trust.

Declaration of Trust:

Section 2. Limitation of Liability.

(a) A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee all as contemplated by Section 3803(b) of the Delaware Act. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. The appointment, designation or identification of a Trustee as the chairperson of the Trustees, the lead or assistant lead independent Trustee, a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including “audit committee financial expert” as determined for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) or having any other special appointment, designation or identification, shall not (a) impose on that person any duty, obligation or liability that is greater than the duties, obligations and liabilities imposed on that person as a Trustee in the absence of the appointment, designation or identification or (b) affect in any way such Trustee’s rights or entitlement to indemnification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof or be limited with respect to any indemnification to which such Trustee would otherwise be entitled.

(b) The officers, employees, Advisory Board Members and agents of the Trust shall be entitled to the protection against personal liability for the obligations of the Trust under Section 3803(c) of the Act. No officer, employee, Advisory Board Member or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misconduct, gross negligence or reckless disregard of his duties.

Section 4. Indemnification.

(a) General.

(i) Subject to the exceptions and limitations contained in this Section 4, the Trust shall indemnify every Person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) to the fullest extent consistent with Delaware law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each Person who was or is (or is threatened to be made) a party to or otherwise involved in any proceeding, by reason of being or having been a Trustee or officer of the Trust, against attorneys’ fees, expenses, costs, judgments, amounts paid in settlement, fines, penalties, fees of expert witnesses, document production fees, and all other liabilities whatsoever actually incurred by him, her or it in connection with such proceeding to the maximum extent consistent with Delaware law and the 1940 Act. The indemnification and other rights provided by this Section 4 shall continue as to a Person who has ceased to be a Trustee or officer of the Trust.

(ii) Subject to the exceptions and limitations contained in this Section 4, the Trust may indemnify every Person who is, has been, or becomes an agent of the Trust to the fullest extent consistent with Delaware law and the 1940 Act. Without limitation of the foregoing, the Trust may indemnify each Person who was or is a party to or otherwise involved in any proceeding, by reason of being or having been an agent of the Trust, against attorneys’ fees, expenses, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever actually incurred by him, her or it in connection with such proceeding to the maximum extent consistent with Delaware law and the 1940 Act. The indemnification and other provisions of this Section 4 may be continued as to a Person who has ceased to be an agent of the Trust.

(iii) Expenses incurred by a Trustee or officer in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust within 90 days of submission of such expenses to the Trust and expenses incurred by an agent in connection with the defense of any proceeding may be advanced by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such Trustee, officer or agent that such amount will be paid over by him, her or it to the Trust if it is ultimately determined that he, she or it is not entitled to indemnification under this Section 4; provided, however, that (a) such Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Trustees”), or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Trustee, officer or agent will be found entitled to indemnification under this Section 4.

(b) Limitations, Settlements.

(i) The Trust shall not indemnify a Trustee, officer or agent who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “disabling conduct”).

(ii) The Trust shall not indemnify a Trustee, officer or agent unless (i) the court or other body before which the proceeding was brought determines that such Trustee, officer or agent did not engage in disabling conduct or (ii) in the absence of such

Section 6. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust. For purposes of this Section 6, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person.

Item 16.	Exhibits

(1)(a)	Certificate of Trust dated February 25, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 21, 2013 (Accession Number 0001193125-13-405484).

(1)(b)	Amended and Restated Declaration of Trust dated February 19, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2014 (Accession Number 0001193125-14-067429).

(1)(c)	Amended Schedule A to the Amended and Restated Declaration of Trust as of November 21, 2024. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 25, 2024 (Accession Number 0001193125-24-265129).

(2)	Amended and Restated By-Laws dated November 21, 2024. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 28, 2025 (Accession Number 0001193125-25-014249).

(3)	Not Applicable.

(4)	Forms of Agreement and Plan of Reorganization and Liquidation. Filed herewith.

(5)	Instrument defining rights of shareholders incorporated by reference to Exhibits (1)(b) and (2).

(6)(a)	Management Agreement dated November 1, 2019. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2019 (Accession Number 0001193125-19-298434).

(6)(a)(i)	Amended Schedule A to the Management Agreement as of January 24, 2025. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 28, 2025 (Accession Number 0001193125-25-014249).

(6)(b)	Management Agreement dated March 11, 2019 for JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and JPMorgan BetaBuilders U.S. Equity ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2019 (Accession Number 0001193125-19-182457).

(6)(c)(i)	Investment Advisory Agreement for converted JPMorgan Trust I and JPMorgan Trust IV Funds as of December 1, 2021. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(6)(c)(ii)	Amended Schedule A to the Investment Advisory Agreement for converted JPMorgan Trust I and JPMorgan Trust IV Funds as of November 21, 2024. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 28, 2025 (Accession Number 0001193125-25-014249)

(6)(d)	Investment Advisory Agreement for JPMorgan International Research Enhanced Equity ETF as of December 1, 2021. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(6)(e)(i)	Investment Advisory Agreement for converted JPMorgan Trust II Funds as of December 1, 2021. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(6)(e)(ii)	Amended Schedule A to the Investment Advisory Agreement for converted JPMorgan Trust II Funds as of November 21, 2024. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 28, 2025 (Accession Number 0001193125-25-014249).

(6)(f)	Investment Advisory Agreement for JPMorgan Realty Income ETF as of December 1, 2021. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(6)(g)	Sub-Advisory Agreement between JPMIM and JPMorgan Asset Management (Asia Pacific) Limited. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2023 (Accession Number 0001193125-23-065973).

(7)(a)	Distribution Agreement dated October 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 3, 2017 (Accession Number 0001193125-17-332834).

(7)(b)	Amended Schedule A to the Distribution Agreement as of November 21, 2024. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 28, 2025 (Accession Number 0001193125-25-014249).

(8)	Not applicable.

(9)(a)(i)	Amended and Restated Global Custody and Fund Accounting Agreement dated October 1, 2017, between J.P. Morgan Exchange-Traded Fund Trust and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 3, 2017 (Accession Number 0001193125-17-332834).

(9)(a)(ii)	Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of December 1, 2019, including Amended Schedule B. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 24, 2020 (Accession Number 0001193125-20-253233).

(9)(a)(iii)	Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of February 1, 2020. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 16, 2021 (Accession Number 0001193125-21-192257).

(9)(a)(iv)	Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of September 16, 2020. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 22, 2021 (Accession Number 0001193125-21-050282).

(9)(a)(v)	Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of December 1, 2022. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 23, 2023 (Accession Number 0001193125-23-046804).

(9)(a)(vi)	Side Letter Amending Agreement, dated December 21, 2023, to the Amended and Restated Global Custody and Fund Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2024 (Accession Number 0001193125-24-242975).

(9)(a)(vii)	Form of Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement (as of November 21, 2024), including Amended Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(9)(b)(i)	Third Party Securities Lending Rider, dated June 18, 2018 to the Amended and Restated Global Custody and Fund Accounting Agreement, dated October 1, 2017 among J.P. Morgan Exchange-Traded Fund Trust, JPMorgan Chase Bank, N.A. and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 22, 2019 (Accession Number 0001193125-19-013831).

(9)(b)(ii)	Form of Amendment to Third Party Securities Lending Rider, including Schedule A, as of November 21, 2024. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(10)	Not applicable.

(11)	Opinion and consent of counsel regarding legality of issuance of shares and other matters. Filed herewith.

(12)	Opinion and consent of counsel regarding tax matters. To be filed by Amendment.

(13)(a)(i)	Agency Services Agreement dated May 8, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 14, 2014 (Accession Number 0001193125-14-198331).

(13)(a)(ii)	Amendment to the Agency Services Agreement as of December 1, 2019, including Amended Exhibit B. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 24, 2020 (Accession Number 0001193125-20-253233).

(13)(a)(iii)	Amendment to the Agency Services Agreement as of December 1, 2022, including Amended Exhibit B. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 23, 2023 (Accession Number 0001193125-21-289464).

(13)(a)(iv)	Form of Amendment to the Agency Services Agreement effective as of November 21, 2024, including Amended Exhibit A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(13)(b)(i)	Sublicense Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2018 (Accession Number 0001193125-18-205847).

(13)(b)(ii)	Amended Schedule A to the Sublicense Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 12, 2023 (Accession 0001193125-23-143497).

(13)(b)(iii)	Form of License Agreement for JPMorgan Carbon Transition U.S. Equity ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 4, 2020 (Accession Number 0001193125-20-310606).

(13)(c)(i)	Global Securities Lending Agency Agreement, dated June 18, 2018, between J.P. Morgan Exchange-Traded Fund Trust and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 22, 2019 (Accession Number 0001193125-19-013831).

(13)(c)(ii)	Amendment to the Global Securities Lending Agency Agreement as of October 4, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 22, 2019 (Accession Number 0001193125-19-013831).

(13)(c)(iii)	Amendment to the Global Securities Lending Agency Agreement as of December 11, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 22, 2019 (Accession Number 0001193125-19-013831).

(13)(c)(iv)	Form of Side Letter Amending Agreement, dated February 28, 2022, to the Global Securities Lending Agency Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 22, 2022 (Accession Number 0001193125-22-178621).

(13)(c)(v)	Form of Amendment to the Global Securities Lending Agency Agreement, including Schedule I and Exhibit A (as of November 21, 2024). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(13)(d)(i)	Administration Agreement for certain JPMorgan Exchange-Traded Funds with an administration fee. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(13)(d)(ii)	Amended Schedule A to the Administration Agreement for certain JPMorgan Exchange-Traded Funds with an administration fee as of November 21, 2024. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(13)(e)	Form of Fund of Funds Investment Agreement as of January 19, 2022. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(13)(f)(i)	Fee Waiver Agreement dated February 28, 2022 for JPMorgan ActiveBuilders Emerging Markets Equity ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 2, 2022 (Accession Number 0001193125-22-136496).

(13)(f)(ii)	Fee Waiver Agreement dated December 1, 2021 for JPMorgan Inflation Managed Bond ETF, JPMorgan International Research Enhanced Equity ETF, JPMorgan Market Expansion Enhanced Equity ETF and JPMorgan Realty Income ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 6, 2021 (Accession Number 0001193125-21-349080).

(13)(f)(iii)	Fee Waiver Agreement dated March 10, 2023 for JPMorgan Equity Focus ETF, JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2023 (Accession Number 0001193125-23-177530).

(13)(f)(iv)	Fee Waiver Agreement dated April 2, 2023 for JPMorgan BetaBuilders Emerging Markets Equity ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 6, 2023 (Accession Number 0001193125-23-093823).

(13)(f)(v)	Fee Waiver Agreement dated July 1, 2024, for JPMorgan Core Plus Bond ETF and JPMorgan Income ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 24, 2024 (Accession Number 0001193125-24-166813).

(13)(f)(vi)	Fee Waiver Agreement dated November 1, 2024, for JPMorgan Small & Mid Cap Enhanced Equity ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2024 (Accession Number 0001193125-24-242975).

(13)(f)(vii)	Fee Waiver Agreement dated February 10, 2025, for JPMorgan Flexible Income ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 28, 2025 (Accession Number 0001193125-25-014249).

(13)(f)(viii)	Fee Waiver Agreement dated February 18, 2025, for the JPMorgan Fundamental Data Science Large Value ETF, JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Mortgage-Backed Securities ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(14)	Consent of independent registered accounting firm. Filed herewith.

(15)	Not Applicable.

(16)(a)	Powers of Attorney for the Trustees. Filed herewith.

(16)(b)	Power of Attorney for Brian S. Shlissel. Filed herewith.

(16)(c)	Power of Attorney for Timothy J. Clemens. Filed herewith.

(17)(a)	Code of Ethics of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 14, 2014 (Accession Number 0001193125-14-198331).

(17)(b)	Code of Ethics of J.P. Morgan Asset Management, Inc., including JPMIM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(17)(c)	Code of Ethics of the Distributor dated February 1, 2005, as amended. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 3, 2017 (Accession Number 0001193125-17-332834).

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-effective Amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

As required by the Securities Act of 1933, this Registration Statement has been signed on the behalf of the Registrant, City of Columbus and State of Ohio, on the 25th day of February, 2025.

J.P. Morgan Exchange-Traded Fund Trust

By: Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of February, 2025.

JOHN F. FINN*	STEPHEN P. FISHER*
John F. Finn Trustee	Stephen P. Fisher Trustee

GARY L. FRENCH*	KATHLEEN M. GALLAGHER*
Gary L. French Trustee	Kathleen M. Gallagher Trustee

ROBERT J. GRASSI*	FRANKIE D. HUGHES*
Robert J. Grassi Trustee	Frankie D. Hughes Trustee

RAYMOND KANNER*	THOMAS P. LEMKE*
Raymond Kanner Trustee	Thomas P. Lemke Trustee

LAWRENCE R. MAFFIA*	MARY E. MARTINEZ*
Lawrence R. Maffia Trustee	Mary E. Martinez Trustee

MARILYN MCCOY*	EMILY A. YOUSSOUF*
Marilyn Mccoy Trustee	Emily A. Youssouf Trustee

ROBERT F. DEUTSCH*	NINA O. SHENKER*
Robert F. Deutsch Trustee	Nina O. Shenker Trustee

TIMOTHY J. CLEMENS *	BRIAN S. SHLISSEL*
Timothy J. Clemens Treasurer and Principal Financial Officer	Brian S. Shlissel President and Principal Executive Officer

*By	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.

(4)	Forms of Agreement and Plan of Reorganization and Liquidation.

(11)	Opinion and consent of counsel regarding legality of issuance of shares and other matters.

(14)	Consent of independent registered accounting firm.

(16)(a)	Powers of Attorney for the Trustees.

(16)(b)	Power of Attorney for Brian S. Shlissel.

(16)(c)	Power of Attorney for Timothy J. Clemens.